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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments

Schedules of Investments

AGIC Emerging Markets Opportunities Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—91.9%

Brazil—9.2%
Banco do Brasil S.A.	102,400	$1,853
BR Malls Participacoes S.A.	137,500	1,432
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,800	282
Cia de Saneamento de Minas Gerais	19,800	334
MRV Engenharia e Participacoes S.A.	50,500	404
OGX Petroleo e Gas Participacoes S.A. (b)	48,300	581
Petroleo Brasileiro S.A. ADR	31,000	1,253
Petroleo Brasileiro S.A. ADR, Class A	34,100	1,212
Porto Seguro S.A.	43,800	740
Tim Participacoes S.A. ADR	15,500	677
Vale S.A. ADR	120,600	4,022

		12,790

China—15.3%
Agricultural Bank of China Ltd. (b)	1,308,000	739
Bank of China Ltd., Class H	1,192,000	663
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (b)	244,400	627
China Construction Bank Corp. Class H	1,636,894	1,532
China Mobile Ltd.	69,500	642
China Petroleum & Chemical Corp., Class H	3,296,000	3,295
China Qinfa Group Ltd. (b)	256,000	147
Dongyue Group	1,182,000	963
Evergrande Real Estate Group Ltd.	4,248,000	2,332
GCL Poly Energy Holdings Ltd. (b)	4,339,000	2,667
Great Wall Motor Co., Ltd.	405,500	750
Industrial & Commercial Bank of China, Class H	1,562,300	1,295
Kingboard Chemical Holdings Ltd.	242,500	1,277
Longfor Properties Co., Ltd.	255,500	431
PetroChina Co., Ltd.	356,000	544
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,866,000	880
Sinopec Yizheng Chemical Fibre Co., Ltd. (b)	1,862,000	757
Trina Solar Ltd. ADR (b)	40,500	1,220
Xingda International Holdings Ltd.	708,066	661

		21,422

Colombia—0.5%
Ecopetrol S.A.	322,237	669

Czech Republic—0.5%
Komercni Banka AS	2,500	630

Hong Kong—4.7%
CNOOC Ltd.	678,000	1,717

	Shares	Value* (000s)
Jardine Matheson Holdings Ltd.	15,600	$695
Singamas Container Holdings Ltd. (b)	1,456,000	608
SJM Holdings Ltd.	1,733,000	3,054
Xinyi Glass Holdings Co., Ltd.	436,000	454

		6,528

India—3.8%
Axis Bank Ltd.	16,729	528
Bank of Baroda	19,206	415
Shree Renuka Sugars Ltd.	552,304	864
State Bank of India	17,900	1,108
Tata Motors Ltd.	85,959	2,400

		5,315

Indonesia—0.2%
Bank Mandiri Tbk PT	424,500	331

Korea (Republic of)—17.3%
BS Financial Group, Inc. (b)	64,990	942
Dongkuk Steel Mill Co., Ltd.	19,500	701
GS Holdings	9,945	847
GS Home Shopping, Inc.	3,471	432
Hana Financial Group, Inc.	14,660	633
Honam Petrochemical Corp.	2,139	754
Hyundai Heavy Industries Co., Ltd.	6,396	3,016
Hyundai Motor Co.	16,037	2,964
Kia Motors Corp.	61,649	3,874
LG Chemical Ltd.	2,880	1,205
LG Corp.	6,599	491
Lotte Shopping Co., Ltd.	2,209	904
Samsung Electronics Co., Ltd.	2,384	2,022
SK Holdings Co., Ltd.	4,023	604
SKInnovation Co., Ltd.	5,663	1,089
SKC Co., Ltd.	23,700	1,116
S-Oil Corp.	12,430	1,719
Sungwoo Hitech Co., Ltd.	26,034	480
Woori Finance Holdings Co., Ltd.	28,480	377

		24,170

Malaysia—3.7%
AirAsia Bhd. (b)	983,100	872
Axiata Group Bhd. (b)	579,300	916
DRB-Hicom Bhd	814,700	619
Genting Bhd.	655,700	2,388
Kulim Malaysia Bhd.	343,300	377

		5,172

Mexico—1.6%
Alfa SAB De C.V. (b)	104,600	1,354
America Movil SAB De C.V. ADR, Ser. L	9,600	558
Grupo Mexico SAB de C.V., Ser. B	76,300	286

		2,198

Schedule of Investments

AGIC Emerging Markets Opportunities Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Peru—0.6%
Compania de Minas Buenaventura S.A. ADR	20,200	$868

Philippines—1.1%
Alliance Global Group, Inc.	2,192,200	602
Semirara Mining Corp.	173,960	910

		1,512

Poland—2.0%
KGHM Polska Miedz S.A.	43,961	2,789

Russia—9.5%
Gazprom OAO ADR	92,014	2,979
Lukoil OAO ADR	84,878	6,059
MMC Norilsk Nickel ADR	43,256	1,144
NovaTek OAO GDR	3,612	502
Sberbank of Russian Federation (c)	537,326	2,020
VolgaTelecom (c)	94,905	545

		13,249

South Africa—3.5%
Barloworld Ltd.	163,723	1,809
Exxaro Resources Ltd.	51,754	1,263
Harmony Gold Mining Co., Ltd.	27,485	405
Metorex Ltd. (b)	418,181	399
Mr Price Group Ltd.	37,406	339
Nedbank Group Ltd.	33,008	690

		4,905

Taiwan—10.8%
Advanced Semiconductor Engineering, Inc.	556,000	602
Asia Polymer Corp.	233,000	402
Asustek Computer, Inc.	74,000	640
Chinatrust Financial Holding Co., Ltd.	570,000	484
E. Sun Financial Holding Co., Ltd.	1,319,000	829
Formosa Plastics Corp.	1,151,000	4,047
Green Energy Technology, Inc.	168,000	762
HTC Corp.	84,000	3,281
King Yuan Electronics Co., Ltd. (b)	960,000	528
Radium Life Tech Co., Ltd.	773,870	878
Taiwan Semiconductor Manufacturing Co., Ltd.	208,000	499
TSRC Corp.	363,000	931
United Microelectronics Corp.	1,325,000	687
Yang Ming Marine Transport (b)	704,000	550

		15,120

Thailand—4.4%
Esso Thailand PCL	1,040,600	376
PTT PCL	358,300	4,198
Sri Trang Agro-Industry PCL (b)	697,700	647

	Shares	Value* (000s)
Thai Oil PCL	167,800	$462
Total Access Communication PCL	293,900	467

		6,150

Turkey—2.8%
Dogus Otomotiv Servis ve Ticaret AS (b)	91,628	347
Gubre Fabrikalari T.A.S. (b)	91,684	921
KOC Holding AS	197,269	916
Turk Traktor ve Ziraat Makineleri AS	51,502	1,110
Turkiye Sise ve Cam Fabrikalari AS (b)	267,032	603

		3,897

United Kingdom—0.4%
Mondi PLC	62,749	603

Total Common Stock (cost—$99,115)		128,318

PREFERRED STOCK—3.9%

Brazil—3.9%
Banco do Estado do Rio Grande do Sul, Class B	50,500	622
Braskem S.A.	222,100	2,944
Investimentos Itau S.A.	180,990	1,419
Marcopolo S.A.	118,500	496

Total Preferred Stock (cost—$4,524)		5,481

	Units
WARRANTS—0.0%

Malaysia—0.0%
Kulim Malaysia Bhd. expires 2/27/16 (b) (cost—$0)	42,950	14

	Principal Amount (000s)
Repurchase Agreement—1.5%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $2,102; collateralized by U.S. Treasury Notes, 1.00%, due 4/30/12, valued at $2,149 including accrued interest (cost—$2,102)	$2,102	2,102

Schedule of Investments

AGIC Emerging Markets Opportunities Fund

March 31, 2011 (unaudited)

Value* (000s)
Total Investments (cost—$105,741) (a)—97.3%	$135,915

Other assets less liabilities—2.7%	3,747

Net Assets—100.0%	$139,662

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $98,734, representing 70.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair-Valued—Securities with an aggregate value of $2,565 representing 1.8% of net assets.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Schedule of Investments

AGIC Global Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.0%

Australia—3.1%
Rio Tinto Ltd.	8,584	$752
Sonic Healthcare Ltd.	47,658	591

		1,343

Belgium—1.0%
Umicore S.A.	8,537	424

Brazil—3.2%
Banco do Brasil S.A.	44,200	800
Hypermarcas S.A. (b)	43,000	569

		1,369

Canada—1.9%
Potash Corp. of Saskatchewan, Inc.	13,600	801

China—2.9%
Bank of China Ltd., Class H	1,209,000	672
Huabao International Holdings Ltd.	367,000	566
Peace Mark Holdings Ltd. (b)(c)	696,000	—

		1,238

Denmark—1.7%
Pandora A/S (b)	13,890	709

France—7.0%
BNP Paribas	9,495	694
Danone	12,627	824
Ingenico	20,515	919
Pernod-Ricard S.A.	5,899	551

		2,988

Germany—7.0%
Bayerische Motoren Werke AG	9,070	753
Kabel Deutschland Holding AG (b)	16,823	887
Kloeckner & Co. SE (b)	16,076	534
Siemens AG	5,946	813

		2,987

Israel—1.6%
Teva Pharmaceutical Industries Ltd. ADR	13,400	672

Japan—7.3%
Fanuc Corp.	5,400	816
Fast Retailing Co., Ltd.	3,200	401
Honda Motor Co., Ltd.	16,900	628
Mitsubishi Corp.	24,300	674
Resona Holdings, Inc.	123,800	590

		3,109

Malaysia—1.6%
CIMB Group Holdings Bhd.	257,600	697

	Shares	Value* (000s)
Netherlands—1.7%
Koninklijke KPN NV	43,392	$740

Singapore—1.3%
United Overseas Bank Ltd.	36,000	537

Sweden—3.8%
Atlas Copco AB, Class A	30,763	817
Volvo AB, Ser. B (b)	44,606	784

		1,601

Thailand—1.0%
Kasikornbank PCL NVDR	98,500	413

United Kingdom—14.9%
ARM Holdings PLC	102,118	948
BG Group PLC	36,182	898
Carphone Warehouse Group PLC (b)	104,903	613
Croda International PLC	31,501	848
HSBC Holdings PLC	70,923	733
IG Group Holdings PLC	135,664	994
John Wood Group PLC	81,800	837
Petrofac Ltd.	19,370	463

		6,334

United States—37.0%
Apple, Inc. (b)	2,800	976
Cameron International Corp. (b)	13,400	765
Caterpillar, Inc.	8,500	946
Celgene Corp. (b)	10,100	581
Cinemark Holdings, Inc.	27,900	540
Covidien PLC	13,700	712
Discover Financial Services	36,600	883
Ecolab, Inc.	15,500	791
FedEx Corp.	6,800	636
HCA Holdings, Inc. (b)	17,800	603
Hess Corp.	10,900	929
Hewlett-Packard Co.	14,500	594
Interpublic Group of Cos., Inc.	56,700	713
JPMorgan Chase & Co.	16,500	761
Nike, Inc., Class B	7,100	537
Occidental Petroleum Corp.	7,900	825
Oracle Corp.	30,200	1,008
Plains Exploration & Production Co. (b)	17,900	648
Thermo Fisher Scientific, Inc. (b)	16,100	894
Valspar Corp.	16,900	661
WABCO Holdings, Inc. (b)	11,700	721

		15,724

Total Common Stock (cost—$32,108)		41,686

Schedule of Investments

AGIC Global Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
PREFERRED STOCK—1.2%

Germany—1.2%
Henkel AG & Co. KGaA (cost—$400)	8,386	$519

Total Investments (cost—$32,508) (a)—99.2%		42,205

Other assets less liabilities—0.8%		329

Net Assets—100.0%		$42,534

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $21,751, representing 51.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair-Valued—Security with an aggregate value of $0 representing 0.0% of net assets.

Glossary:

ADR—American Depositary Receipt

NVDR—Non Voting Depositary Receipt

Schedule of Investments

AGIC Growth Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.5%

Aerospace & Defense—2.3%
Precision Castparts Corp.	107,230	$15,782

Air Freight & Logistics—2.2%
FedEx Corp.	156,179	14,611

Automobiles—1.7%
Ford Motor Co. (a)	786,800	11,731

Beverages—2.7%
Coca-Cola Co.	273,150	18,124

Biotechnology—4.1%
Celgene Corp. (a)	241,220	13,877
Gilead Sciences, Inc. (a)	320,290	13,593

		27,470

Capital Markets—2.1%
Blackstone Group L.P.	801,400	14,329

Chemicals—3.5%
Monsanto Co.	114,188	8,251
Potash Corp. of Saskatchewan, Inc.	256,800	15,133

		23,384

Communications Equipment—4.9%
Juniper Networks, Inc. (a)	286,800	12,069
QUALCOMM, Inc.	381,840	20,936

		33,005

Computers & Peripherals—10.2%
Apple, Inc. (a)	118,480	41,284
EMC Corp. (a)	689,594	18,309
NetApp, Inc. (a)	193,700	9,333

		68,926

Diversified Financial Services—2.5%
JPMorgan Chase & Co.	361,820	16,680

Energy Equipment & Services—4.4%
Baker Hughes, Inc.	210,877	15,484
Weatherford International Ltd. (a)	617,202	13,949

		29,433

Food & Staples Retailing—1.5%
Costco Wholesale Corp.	137,000	10,045

Food Products—1.4%
Mead Johnson Nutrition Co., Class A	168,000	9,732

Health Care Equipment & Supplies—1.9%
Intuitive Surgical, Inc. (a)	38,436	12,817

	Shares	Value* (000s)
Health Care Providers & Services—3.8%
Express Scripts, Inc. (a)	247,480	$13,762
HCA Holdings, Inc. (a)	346,800	11,746

		25,508

Hotels, Restaurants & Leisure—1.9%
Starbucks Corp.	343,100	12,678

Internet & Catalog Retail—1.5%
Amazon.com, Inc. (a)	54,549	9,826

Internet Software & Services—4.8%
Baidu, Inc. ADR (a)	83,430	11,497
Google, Inc., Class A (a)	35,260	20,670

		32,167

IT Services—4.6%
Cognizant Technology Solutions Corp., Class A (a)	196,595	16,003
Visa, Inc., Class A	201,900	14,864

		30,867

Machinery—6.1%
Caterpillar, Inc.	115,100	12,816
Cummins, Inc.	131,570	14,423
Eaton Corp.	250,160	13,869

		41,108

Media—4.7%
DIRECTV, Class A (a)	361,600	16,923
Walt Disney Co.	339,800	14,642

		31,565

Metals & Mining—1.7%
Freeport-McMoRan Copper & Gold, Inc.	205,000	11,388

Multiline Retail—1.6%
Macy’s, Inc.	437,990	10,626

Oil, Gas & Consumable Fuels—7.4%
EOG Resources, Inc.	108,400	12,846
Exxon Mobil Corp.	319,993	26,921
PetroHawk Energy Corp. (a)	400,142	9,820

		49,587

Pharmaceuticals—2.0%
Teva Pharmaceutical Industries Ltd. ADR	265,520	13,321

Road & Rail—2.6%
Union Pacific Corp.	178,943	17,595

Semiconductors & Semiconductor Equipment—2.0%
ARM Holdings PLC ADR	471,100	13,271

Schedule of Investments

AGIC Growth Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Software—4.9%
Citrix Systems, Inc. (a)	214,943	$15,790
Oracle Corp.	511,100	17,055

		32,845

Textiles, Apparel & Luxury Goods—1.6%
Polo Ralph Lauren Corp.	85,390	10,558

Wireless Telecommunication Services—1.9%
America Movil SAB De C.V. ADR, Ser. L	217,699	12,648

Total Common Stock (cost—$519,095)		661,627

	Principal Amount (000s)
Repurchase Agreement—1.7%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $11,421; collateralized by U.S. Treasury Notes, 2.875%, due 3/31/18, valued at $11,650 including accrued interest (cost—$11,421)	$11,421	11,421

Total Investments (cost—$530,516)—100.2%		673,048

Liabilities in excess of other assets—(0.2)%		(1,273)

Net Assets—100.0%		$671,775

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC Income & Growth Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—32.5%

Aerospace & Defense—1.6%
L-3 Communications Holdings, Inc. (g)	63,500	$4,973
Textron, Inc.	205,200	5,620

		10,593

Auto Components—0.8%
Johnson Controls, Inc.	135,900	5,649

Automobiles—0.6%
Ford Motor Co. (h)	254,500	3,795

Beverages—2.0%
Coca-Cola Co.	85,100	5,646
Molson Coors Brewing Co., Class B	80,300	3,765
PepsiCo, Inc.	61,600	3,968

		13,379

Biotechnology—0.8%
Gilead Sciences, Inc. (h)	127,500	5,411

Chemicals—0.8%
Monsanto Co.	75,900	5,485

Communications Equipment—1.6%
Harris Corp. (g)	95,700	4,747
QUALCOMM, Inc.	103,900	5,697

		10,444

Computers & Peripherals—1.6%
Apple, Inc. (h)	15,800	5,505
EMC Corp. (h)	201,500	5,350

		10,855

Construction & Engineering—0.7%
Fluor Corp.	66,700	4,913

Diversified Telecommunication Services—0.9%
Verizon Communications, Inc.	149,100	5,746

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp., Class A	87,300	4,748

Energy Equipment & Services—2.4%
Diamond Offshore Drilling, Inc.	69,900	5,431
National Oilwell Varco, Inc.	68,400	5,422
Schlumberger Ltd.	58,700	5,475

		16,328

Health Care Equipment & Supplies—0.8%
Baxter International, Inc.	95,500	5,135

Health Care Providers & Services—1.4%
McKesson Corp.	69,000	5,454
Medco Health Solutions, Inc. (h)	69,800	3,920

		9,374

	Shares	Value* (000s)
Hotels, Restaurants & Leisure—0.8%
McDonald’s Corp.	67,400	$5,128

Household Products—0.6%
Procter & Gamble Co.	61,900	3,813

Industrial Conglomerates—0.8%
General Electric Co.	265,322	5,320

Insurance—0.7%
Prudential Financial, Inc.	75,500	4,649

Internet & Catalog Retail—0.8%
Amazon.com, Inc. (h)	30,200	5,440

Internet Software & Services—0.8%
Google, Inc., Class A (h)	9,000	5,276

IT Services—0.9%
International Business Machines Corp.	35,100	5,724

Machinery—2.6%
AGCO Corp. (h)	101,500	5,579
Deere & Co.	59,300	5,746
Joy Global, Inc.	58,600	5,790

		17,115

Metals & Mining—0.9%
Freeport-McMoRan Copper & Gold, Inc.	102,700	5,705

Multiline Retail—0.6%
Target Corp.	81,000	4,051

Oil, Gas & Consumable Fuels—2.5%
Occidental Petroleum Corp.	54,000	5,642
Peabody Energy Corp.	78,800	5,671
Valero Energy Corp.	187,900	5,603

		16,916

Pharmaceuticals—0.7%
Bristol-Myers Squibb Co.	146,200	3,864
Merck & Co., Inc.	9,437	312
Teva Pharmaceutical Industries Ltd. ADR	9,158	459

		4,635

Road & Rail—0.2%
Kansas City Southern (h)	27,833	1,516

Semiconductors & Semiconductor Equipment—1.4%
Intel Corp.	195,200	3,937
Texas Instruments, Inc.	159,800	5,523

		9,460

Schedule of Investments

AGIC Income & Growth Fund

March 31, 2011 (unaudited)

		Shares	Value* (000s)
Software—1.5%
Microsoft Corp.		156,400	$3,967
Oracle Corp.		171,600	5,726

			9,693

Total Common Stock
(cost—$221,164)			216,296

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)
CORPORATE BONDS & NOTES—31.2%

Aerospace & Defense—1.0%
BE Aerospace, Inc.,
8.50%, 7/1/18	Ba3/BB	$2,000	2,220
TransDigm, Inc. (a)(b),
7.75%, 12/15/18	B3/B-	1,750	1,888
Triumph Group, Inc.,
8.00%, 11/15/17	B1/B+	2,235	2,402

			6,510

Apparel & Textiles—0.3%
Oxford Industries, Inc.,
11.375%, 7/15/15	B1/BB-	105	118
Quiksilver, Inc.,
6.875%, 4/15/15	Caa1/CCC+	1,750	1,732

			1,850

Automotive—1.6%
American Axle & Manufacturing, Inc.,
7.875%, 3/1/17	B3/B-	2,775	2,831
Cooper-Standard Automotive, Inc.,
8.50%, 5/1/18	B2/B+	2,040	2,203
Navistar International Corp.,
8.25%, 11/1/21	B1/BB-	2,925	3,258
Titan International, Inc. (a)(b),
7.875%, 10/1/17	B1/B+	1,115	1,187
Visteon Corp. (a)(b)(c),
6.75%, 4/15/19	B2/B+	1,160	1,160

			10,639

Building & Construction—1.0%
Beazer Homes USA, Inc. (a)(b),
9.125%, 5/15/19	Caa2/CCC	1,510	1,534
Dycom Investments, Inc. (a)(b),
7.125%, 1/15/21	Ba3/BB-	2,080	2,127
Standard Pacific Corp.,
8.375%, 5/15/18	B3/B	770	804
8.375%, 5/15/18 (a)(b)	B3/B	1,810	1,889

			6,354

Building Products—0.0%
Louisiana-Pacific Corp.,
13.00%, 3/15/17	Ba3/BBB-	228	244

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Chemicals—0.5%
Huntsman International LLC,
8.625%, 3/15/20	B3/B-	$1,085	$1,188
Momentive Performance Materials, Inc.,
11.50%, 12/1/16	Caa2/CCC	2,050	2,209

			3,397

Commercial Services—3.7%
ACE Cash Express, Inc. (a)(b),
11.00%, 2/1/19	B3/B	2,750	2,812
Avis Budget Car Rental LLC,
7.75%, 5/15/16	B3/B	2,725	2,824
Cardtronics, Inc.,
8.25%, 9/1/18	B2/BB-	1,250	1,367
Deluxe Corp. (a)(b),
7.00%, 3/15/19	Ba2/BB-	1,465	1,465
Hertz Corp. (a)(b),
6.75%, 4/15/19	B2/B-	1,480	1,474
Interactive Data Corp. (a)(b),
10.25%, 8/1/18	Caa1/B-	960	1,082
KAR Auction Services, Inc.,
8.75%, 5/1/14	B3/B	2,150	2,231
National Money Mart Co.,
10.375%, 12/15/16	B2/B+	3,000	3,360
PHH Corp.,
9.25%, 3/1/16	NR/BB+	2,020	2,207
RSC Equipment Rental, Inc.,
8.25%, 2/1/21 (a)(b)	Caa1/B-	2,425	2,534
9.50%, 12/1/14	Caa1/B-	1,055	1,110
United Rentals North America, Inc.,
8.375%, 9/15/20	Caa1/CCC+	1,995	2,095

			24,561

Communications—0.2%
Affinion Group, Inc.,
11.50%, 10/15/15	Caa1/B-	1,250	1,325

Construction & Engineering—0.0%
MasTec, Inc.,
7.625%, 2/1/17	B1/B+	200	206

Consumer Products—0.5%
Jarden Corp.,
7.50%, 5/1/17	B2/B	550	590
Revlon Consumer Products Corp.,
9.75%, 11/15/15	B3/B	2,755	2,996

			3,586

Diversified Manufacturing—0.5%
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	Caa1/B-	400	398

Schedule of Investments

AGIC Income & Growth Fund

March 31, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Park-Ohio Industries, Inc. (a)(b)(c),
8.125%, 4/1/21	B3/CCC+	$2,250	$2,250
Polypore International, Inc. (a)(b),
7.50%, 11/15/17	B3/B-	625	659

			3,307

Electronics—1.1%
General Cable Corp.,
7.125%, 4/1/17	Ba3/B+	400	414
Kemet Corp.,
10.50%, 5/1/18	B1/B	1,750	1,982
NXP BV (a)(b),
9.75%, 8/1/18	B3/B-	2,870	3,229
Sanmina-SCI Corp.,
8.125%, 3/1/16	B2/CCC+	1,625	1,690

			7,315

Financial Services—1.7%
CB Richard Ellis Services, Inc.,
11.625%, 6/15/17	Ba2/B+	300	355
CIT Group, Inc.,
7.00%, 5/1/16	B3/B+	2,000	2,008
7.00%, 5/1/17	B3/B+	1,000	1,004
International Lease Finance Corp.,
8.25%, 12/15/20	B1/BB+	1,540	1,690
8.875%, 9/15/15 (a)(b)	B1/BB+	1,315	1,450
SLM Corp.,
8.45%, 6/15/18	Ba1/BBB-	2,820	3,163
Springleaf Finance Corp.,
6.90%, 12/15/17	B3/B	2,050	1,883

			11,553

Healthcare & Hospitals—0.4%
Hanger Orthopedic Group, Inc.,
7.125%, 11/15/18	NR/B	1,880	1,927
HCA, Inc.,
9.25%, 11/15/16	B2/BB-	700	757

			2,684

Hotels/Gaming—0.8%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	B3/B	880	1,004
12.75%, 4/15/18 (a)(b)	Caa3/CCC	1,110	1,127
MGM Resorts International,
11.375%, 3/1/18	Caa1/CCC+	2,000	2,230
Scientific Games Corp. (a)(b),
8.125%, 9/15/18	B1/BB-	530	562

			4,923

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Household Products—0.1%
Libbey Glass, Inc.,
10.00%, 2/15/15	B2/B	$828	$907

Internet Software & Services—0.4%
Equinix, Inc.,
8.125%, 3/1/18	Ba2/BB-	2,545	2,768

Leisure—0.5%
NCL Corp., Ltd.,
9.50%, 11/15/18 (a)(b)	Caa1/B	2,665	2,818
11.75%, 11/15/16	B2/B+	535	621

			3,439

Machinery—0.4%
Huntington Ingalls Industries, Inc. (a)(b),
7.125%, 3/15/21	Ba3/B+	2,750	2,881

Multi-Media—2.3%
Cablevision Systems Corp.,
8.625%, 9/15/17	B1/B+	1,520	1,699
Cambium Learning Group, Inc. (a)(b),
9.75%, 2/15/17	B2/B	2,750	2,798
CCO Holdings LLC,
7.00%, 1/15/19	B2/B+	1,455	1,499
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	B2/B	2,950	3,238
DISH DBS Corp.,
7.125%, 2/1/16	Ba3/BB-	2,500	2,681
Media General, Inc.,
11.75%, 2/15/17	B2/B-	410	452
Mediacom Broadband LLC,
8.50%, 10/15/15	B3/B-	2,050	2,137
Sirius XM Radio, Inc. (a)(b),
8.75%, 4/1/15	B3/BB-	750	847

			15,351

Oil & Gas—3.9%
Allis-Chalmers Energy, Inc.,
9.00%, 1/15/14	Caa1/B-	1,000	1,026
Basic Energy Services, Inc. (a)(b),
7.75%, 2/15/19	B3/B-	975	1,007
BreitBurn Energy Partners L.P.,
8.625%, 10/15/20	NR/B	2,100	2,210
Carrizo Oil & Gas, Inc. (a)(b),
8.625%, 10/15/18	B3/B-	1,545	1,645
Concho Resources, Inc.,
7.00%, 1/15/21	B3/BB	2,770	2,922

Schedule of Investments

AGIC Income & Growth Fund

March 31, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Energy Transfer Equity L.P.,
7.50%, 10/15/20	Ba2/BB-	$1,020	$1,114
Energy XXI Gulf Coast, Inc. (a)(b),
9.25%, 12/15/17	Caa1/B	2,070	2,220
EV Energy Partners L.P. (a)(b),
8.00%, 4/15/19	B3/B-	2,280	2,326
Frac Tech Services LLC (a)(b),
7.125%, 11/15/18	B2/B+	2,490	2,559
PetroHawk Energy Corp.,
7.25%, 8/15/18	B3/B+	2,285	2,365
Pioneer Drilling Co.,
9.875%, 3/15/18	NR/B	2,125	2,295
United Refining Co. (a)(b),
10.50%, 2/28/18	B3/B	2,705	2,695
Venoco, Inc. (a)(b),
8.875%, 2/15/19	Caa1/B	1,375	1,377

			25,761

Oil, Gas & Consumable Fuels—0.4%
Patriot Coal Corp.,
8.25%, 4/30/18	B3/B+	2,335	2,498

Paper/Paper Products—0.5%
Neenah Paper, Inc.,
7.375%, 11/15/14	B1/BB-	390	403
Verso Paper Holdings LLC (a)(b),
8.75%, 2/1/19	B2/B	2,580	2,696

			3,099

Pharmaceuticals—0.1%
Endo Pharmaceuticals Holdings, Inc. (a)(b),
7.00%, 12/15/20	Ba2/BB+	390	405

Printing/Publishing—0.4%
Cenveo Corp. (a)(b),
10.50%, 8/15/16	Caa1/CCC+	2,865	2,894

Retail—1.2%
DineEquity, Inc. (a)(b),
9.50%, 10/30/18	B3/CCC+	2,590	2,823
Inergy L.P. (a)(b),
6.875%, 8/1/21	Ba3/B+	1,045	1,091
Neiman Marcus Group, Inc.,
10.375%, 10/15/15	Caa2/CCC+	2,830	2,996
Rite Aid Corp.,
8.625%, 3/1/15	Caa3/CCC	1,410	1,290

			8,200

Technology—1.9%
Advanced Micro Devices, Inc.,
8.125%, 12/15/17	Ba3/B+	2,715	2,837

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
First Data Corp.,
9.875%, 9/24/15	Caa1/B-	$2,595	$2,673
Freescale Semiconductor, Inc.,
8.875%, 12/15/14	Caa2/CCC	1,505	1,567
10.125%, 3/15/18 (a)(b)	B1/B-	1,900	2,137
10.75%, 8/1/20 (a)(b)	Caa2/CCC	500	564
MEMC Electronic Materials, Inc. (a)(b),
7.75%, 4/1/19	B1/BB	2,750	2,829

			12,607

Telecommunications—3.5%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	B3/CCC+	1,660	1,575
Crown Castle International Corp.,
9.00%, 1/15/15	B1/B-	2,750	3,046
Global Crossing Ltd.,
12.00%, 9/15/15	B2/B	2,500	2,862
Hughes Network Systems LLC,
9.50%, 4/15/14	B1/B	1,515	1,572
Intelsat Jackson Holdings S.A. (a)(b)(c),
7.25%, 4/1/19	B3/B	2,180	2,194
ITC Deltacom, Inc.,
10.50%, 4/1/16	B3/B-	1,070	1,185
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	B2/B	2,735	2,738
Nextel Communications, Inc.,
7.375%, 8/1/15	Ba2/BB-	550	555
NII Capital Corp.,
8.875%, 12/15/19	B2/B+	2,680	2,961
West Corp.,
11.00%, 10/15/16	Caa1/B-	2,750	2,970
Windstream Corp.,
8.625%, 8/1/16	Ba3/B+	1,500	1,598

			23,256

Transportation—1.4%
Aircastle Ltd.,
9.75%, 8/1/18	Ba3/BB+	2,150	2,392
Quality Distribution LLC (a)(b),
9.875%, 11/1/18	Caa1/B-	2,850	2,971
Swift Services Holdings, Inc. (a)(b),
10.00%, 11/15/18	Caa1/B-	2,000	2,180
Western Express, Inc. (a)(b),
12.50%, 4/15/15	Caa1/B-	2,000	1,940

			9,483

Utilities—0.7%
Edison Mission Energy,
7.00%, 5/15/17	B3/B-	3,000	2,423

Schedule of Investments

AGIC Income & Growth Fund

March 31, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Texas Competitive Electric Holdings Co. LLC (a)(b),
15.00%, 4/1/21	Caa3/CCC-	$2,750	$2,282

			4,705

Wholesale—0.2%
WESCO Distribution, Inc.,
7.50%, 10/15/17	B1/B	1,075	1,110

Total Corporate Bonds & Notes
(cost—$201,755)			207,818

CONVERTIBLE BONDS—26.6%

Aerospace & Defense—0.4%
Triumph Group, Inc.,
2.625%, 10/1/26	NR/NR	1,475	2,425

Auto Components—1.0%
BorgWarner, Inc.,
3.50%, 4/15/12	NR/BBB	950	2,327
Titan International, Inc. (a)(b),
5.625%, 1/15/17	NR/B+	600	1,687
TRW Automotive, Inc. (a)(b),	NR/BB-	1,200	2,408

3.50%, 12/1/15			6,422

Automobiles—0.5%
Navistar International Corp.,
3.00%, 10/15/14	NR/B	2,160	3,272

Biotechnology—0.5%
Illumina, Inc. (a)(b),
0.25%, 3/15/16	NR/NR	3,190	3,281

Building/Construction—0.3%
Lennar Corp. (a)(b),
2.75%, 12/15/20	B3/B+	1,970	2,150

Communications—2.0%
Digital River, Inc. (a)(b),
2.00%, 11/1/30	NR/NR	2,575	2,697
Interpublic Group of Cos., Inc.,
4.75%, 3/15/23	Ba2/BB	2,390	3,027
Priceline.com, Inc. (a)(b),
1.25%, 3/15/15	NR/BBB-	1,250	2,206
Symantec Corp.,
1.00%, 6/15/13	NR/BBB	2,485	3,010
VeriSign, Inc.,
3.25%, 8/15/37	NR/NR	2,125	2,571

			13,511

Consumer Products—0.2%
Jakks Pacific, Inc. (a)(b),
4.50%, 11/1/14	NR/NR	810	1,146

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Consumer Services—1.8%
Alliance Data Systems Corp.,
1.75%, 8/1/13	NR/NR	$2,285	$2,762
Coinstar, Inc.,
4.00%, 9/1/14	NR/BB+	1,105	1,533
Dollar Financial Corp.,
3.00%, 4/1/28	NR/NR	2,110	2,711
Hertz Global Holdings, Inc.,
5.25%, 6/1/14	NR/B-	1,485	3,000
United Rentals, Inc.,
4.00%, 11/15/15	NR/NR	675	2,093

			12,099

Distributors—0.5%
WESCO International, Inc.,
6.00%, 9/15/29	NR/B	1,350	3,213

Diversified Manufacturing—0.6%
Actuant Corp.,
2.00%, 11/15/23	NR/B+	2,150	3,176
Griffon Corp. (a)(b),
4.00%, 1/15/17	NR/NR	775	873

			4,049

Electrical Equipment—1.1%
EnerSys (j),
3.375%, 6/1/38	B1/BB	1,775	2,216
General Cable Corp.,
0.875%, 11/15/13	Ba3/B+	300	330
4.50%, 11/15/29, VRN (j)	B2/B	1,370	1,920
MasTec, Inc.,
4.00%, 6/15/14	NR/NR	2,075	3,118

			7,584

Food—0.4%
Smithfield Foods, Inc.,
4.00%, 6/30/13	NR/B+	2,100	2,651

Healthcare—2.3%
Alere, Inc.,
3.00%, 5/15/16	NR/B-	1,775	2,010
AMERIGROUP Corp.,
2.00%, 5/15/12	NR/BB+	1,950	3,003
Fisher Scientific International, Inc.,
3.25%, 3/1/24	Baa1/A-	2,105	2,887
Hologic, Inc.,
2.00%, 12/15/37	NR/BB+	2,175	2,656
Kinetic Concepts, Inc. (a)(b),
3.25%, 4/15/15	NR/BB-	2,110	2,635
Molina Healthcare, Inc.,
3.75%, 10/1/14	NR/NR	1,715	1,968

			15,159

Schedule of Investments

AGIC Income & Growth Fund

March 31, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Hotels/Gaming—0.2%
Gaylord Entertainment Co. (a)(b),
3.75%, 10/1/14	NR/NR	$1,000	$1,429

Insurance—0.6%
American Equity Investment Life Holding Co. (a)(b),
3.50%, 9/15/15	NR/NR	1,950	2,379
MGIC Investment Corp.,
5.00%, 5/1/17	NR/CCC+	1,655	1,816

			4,195

Machinery—0.4%
Greenbrier Cos., Inc. (a)(b)(c),
3.50%, 4/1/18	NR/NR	1,195	1,246
Roper Industries, Inc.,
VRN (j), zero coupon, 1/15/34	Ba1/BB+	1,450	1,560

			2,806

Materials & Processing—1.2%
Alcoa, Inc.,
5.25%, 3/15/14	Baa3/NR	900	2,536
Allegheny Technologies, Inc.,
4.25%, 6/1/14	NR/BBB-	1,300	2,293
Steel Dynamics, Inc.,
5.125%, 6/15/14	NR/BB+	2,250	2,891

			7,720

Multi-Media—1.0%
Liberty Media LLC,
3.125%, 3/30/23	B1/BB-	2,350	2,802
3.50%, 1/15/31	B1/BB-	3,655	2,065
XM Satellite Radio, Inc. (a)(b),
7.00%, 12/1/14	NR/BB-	1,250	1,663

			6,530

Oil & Gas—2.2%
Cameron International Corp.,
2.50%, 6/15/26	Baa1/BBB+	1,600	2,590
Chesapeake Energy Corp.,
2.50%, 5/15/37	Ba3/BB	2,025	2,210
Oil States International, Inc.,
2.375%, 7/1/25	NR/NR	775	1,870
Petroleum Development Corp. (a)(b),
3.25%, 5/15/16	NR/NR	1,775	2,352
Pioneer Natural Resources Co.,
2.875%, 1/15/38	NR/BB+	1,300	2,312
Western Refining, Inc.,
5.75%, 6/15/14	NR/CCC+	1,785	3,139

			14,473

Oil, Gas & Consumable Fuels—0.5%
Alpha Natural Resources, Inc.,
2.375%, 4/15/15	NR/BB	2,385	3,256

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Pharmaceuticals—2.1%
BioMarin Pharmaceutical, Inc.,
1.875%, 4/23/17	NR/B-	$1,825	$2,480
Endo Pharmaceuticals Holdings, Inc.,
1.75%, 4/15/15	NR/NR	2,270	3,206
Mylan, Inc.,
3.75%, 9/15/15	NR/BB	1,375	2,533
Valeant Pharmaceuticals International, Inc. (a)(b),
5.375%, 8/1/14	NR/NR	755	2,667
Viropharma, Inc.,
2.00%, 3/15/17	NR/NR	2,435	3,105

			13,991

Real Estate Investment Trust—1.1%
Boston Properties L.P.,
3.75%, 5/15/36	NR/A-	2,075	2,381
Developers Diversified Realty Corp.,
1.75%, 11/15/40	NR/NR	2,350	2,520
Host Hotels & Resorts L.P. (a)(b),
2.50%, 10/15/29	NR/BB+	1,675	2,364

			7,265

Retail—0.3%
Saks, Inc.,
2.00%, 3/15/24	B2/BB-	2,150	2,284

Technology—3.4%
Cadence Design Systems, Inc. (a)(b),
2.625%, 6/1/15	NR/NR	1,450	2,077
Concur Technologies, Inc. (a)(b),
2.50%, 4/15/15	NR/NR	1,725	2,150
Micron Technology, Inc.,
1.875%, 6/1/27	NR/NR	785	950
4.25%, 10/15/13	NR/B+	600	1,416
NetApp, Inc.,
1.75%, 6/1/13	NR/NR	1,385	2,204
Nuance Communications, Inc.,
2.75%, 8/15/27	NR/BB-	2,375	2,990
Rovi Corp.,
2.625%, 2/15/40	NR/NR	1,800	2,392
Salesforce.com, Inc. (a)(b),
0.75%, 1/15/15	NR/NR	1,375	2,303
SanDisk Corp.,
1.50%, 8/15/17	NR/BB-	2,250	2,559
Teradyne, Inc.,
4.50%, 3/15/14	NR/NR	570	1,903
VeriFone Systems, Inc.,
1.375%, 6/15/12	NR/B	1,480	1,996

			22,940

Schedule of Investments

AGIC Income & Growth Fund

March 31, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Telecommunications—2.0%
Anixter International, Inc.,
1.00%, 2/15/13	NR/B+	$2,250	$2,835
Ciena Corp.,
0.875%, 6/15/17	NR/B	2,315	2,272
Ixia (a)(b),
3.00%, 12/15/15	NR/NR	2,225	2,462
JDS Uniphase Corp.,
1.00%, 5/15/26	NR/NR	2,055	2,237
SBA Communications Corp.,
1.875%, 5/1/13	NR/NR	1,630	1,866
Time Warner Telecom, Inc.,
2.375%, 4/1/26	B3/B-	1,125	1,343

			13,015

Total Convertible Bonds (cost—$163,906)			176,866

		Shares
CONVERTIBLE PREFERRED STOCK—4.8%

Auto Components—0.2%
Goodyear Tire & Rubber Co.,
5.875%, 3/31/14	NR/NR	21,300	1,088

Automobiles—0.4%
General Motors Co., Ser. B,
4.75%, 12/1/13	NR/NR	56,200	2,709

Diversified Financial Services—1.2%
2010 Swift Mandatory Common Exchange Security Trust, (a)(b),
6.00%, 12/13/31	NR/NR	204,710	2,965
AMG Capital Trust I,
5.10%, 4/15/11	NR/BB	38,920	1,951
Bank of America Corp., Ser. L (f),
7.25%, 1/30/13	Ba3/BB+	700	708
Citigroup, Inc.,
7.50%, 12/15/12	NR/NR	19,500	2,467
Lehman Brothers Holdings, Inc., (d)(e)(i), 6.00%, 10/12/10 (General Mills, Inc.)
28.00%, 3/6/09	WR/NR	7,700	25
(Transocean Ltd.)	WR/NR	1,350	18

			8,134

Electric Utilities—0.1%
NextEra Energy, Inc.,
8.375%, 6/1/12	NR/NR	8,800	454

	Credit Rating (Moody’s/S&P)	Shares	Value* (000s)
Financial Services—0.5%
Fifth Third Bancorp, Ser. G (f),
8.50%, 6/30/13	Ba1/BB	19,720	$2,922
Wells Fargo & Co.,
Ser. L (f), 7.50%, 3/15/13	Baa3/A-	565	585

			3,507

Food Products—0.6%
Archer-Daniels Midland Co.,
6.25%, 6/1/11	NR/BBB+	55,000	2,483
Bunge Ltd. (f),
4.875%, 12/1/11	Ba1/BB	14,800	1,551

			4,034

Household Durables—0.5%
Newell Financial Trust I (i),
5.25%, 12/1/27
(Newell Rubbermaid, Inc.)	WR/BB	19,700	948
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	Baa3/BBB+	20,600	2,467

			3,415

Insurance—0.5%
Assured Guaranty Ltd.,
8.50%, 6/1/12	NR/NR	6,300	402
MetLife, Inc. (f),
5.00%, 9/11/13		34,105	2,894

			3,296

IT Services—0.1%
Unisys Corp., Ser. A,
6.25%, 3/1/14	NR/NR	11,270	1,014

Oil & Gas—0.1%
Chesapeake Energy Corp. (f),
5.00%, 5/16/11	NR/B	5,100	531

Oil, Gas & Consumable Fuels—0.4%
Apache Corp., Ser. D,
6.00%, 8/1/13	NR/NR	33,000	2,338

Real Estate Investment Trust—0.2%
Alexandria Real Estate Equities, Inc., Ser. D (f),
7.00%, 4/20/13	NR/NR	58,200	1,496

Total Convertible Preferred Stock (cost—$31,611)			32,016

Schedule of Investments

AGIC Income & Growth Fund

March 31, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
SHORT-TERM INVESTMENTS—4.9%

Convertible Bonds—0.7%
Biotechnology—0.4%
United Therapeutics Corp., 0.50% due 10/15/11	NR/NR	$1,500	$2,689

Oil & Gas—0.3%
Core Laboratories L.P., 0.25% due 10/31/11	NR/NR	995	2,222

Total Convertible Bonds (cost—$4,366)			4,911

Repurchase Agreement—4.2%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $27,975; collateralized by U.S. Treasury Notes, 0.625%, due 1/31/13, valued at $28,539 including accrued interest (cost—$27,975)		27,975	27,975

Total Short-Term Investments (cost—$32,341)			32,886

Total Investments, before options written (cost—$650,777)—100.0%			665,882

		Contracts
OPTIONS WRITTEN (h)—(0.1)%

Call Options—(0.1)%
Amazon.com, Inc. (CBOE), strike price $185, expires 4/16/11		35	(8)
Apple, Inc. (CBOE), strike price $350, expires 4/16/11		110	(68)
Baxter International, Inc. (CBOE), strike price $55, expires 4/16/11		550	(14)
Diamond Foods, Inc. (CBOE), strike price $80, expires 4/16/11		375	(35)
EMC Corp. (CBOE), strike price $28, expires 4/16/11		360	(5)
Fluor Corp. (CBOE), strike price $75, expires 4/16/11		465	(53)
Freeport-McMoRan Copper & Gold, Inc. (CBOE), strike price $57.50, expires 4/16/11		260	(18)
Gilead Sciences, Inc. (CBOE), strike price $43, expires 4/16/11		750	(49)

	Contracts	Value* (000s)
Google, Inc. (CBOE), strike price $605, expires 4/16/11	65	$(47)
Harris Corp. (CBOE), strike price $50, expires 4/16/11	495	(30)
International Business Machines Corp. (CBOE), strike price $165, expires 4/16/11	210	(26)
Johnson Controls, Inc. (CBOE), strike price $43, expires 4/16/11	860	(22)
Joy Global, Inc. (CBOE), strike price $100, expires 4/16/11	370	(68)
L-3 Communications Holdings, Inc. (CBOE), strike price $80, expires 4/16/11	300	(20)
McKesson Corp. (CBOE), strike price $80, expires 4/16/11	405	(40)
Monsanto Co. (CBOE), strike price $75, expires 4/16/11	240	(16)
National Oilwell Varco, Inc. (CBOE), strike price $85, expires 4/16/11	475	(17)
Occidental Petroleum Corp. (CBOE), strike price $105, expires 4/16/11	375	(66)
Oracle Corp. (CBOE), strike price $33, expires 4/16/11	895	(73)
Peabody Energy Corp. (CBOE), strike price $75, expires 4/16/11	520	(43)
QUALCOMM, Inc. (CBOE), strike price $55, expires 4/16/11	135	(14)
Schlumberger Ltd. (CBOE), strike price $95, expires 4/16/11	410	(54)
Texas Instruments, Inc. (CBOE), strike price $36, expires 4/16/11	185	(3)
Textron, Inc. (CBOE), strike price $28, expires 4/16/11	100	(4)
Valero Energy Corp. (CBOE), strike price $31, expires 4/16/11	1,315	(63)

Total Options Written (premiums received—$845)		(856)

Total Investments, net of options written (cost—$649,932)—99.9%		665,026

Other assets less other liabilities—0.1%		553

Net Assets—100.0%		$665,579

Schedule of Investments

AGIC Income & Growth Fund

March 31, 2011 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $123,748, representing 18.6% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Delayed-delivery. To be delivered after March 31, 2011.
(d)	In default.
(e)	Fair-Valued—Securities with an aggregate value of $43, representing 0.1% of net assets.
(f)	Perpetual maturity. Maturity date shown is the first call date.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Non-income producing.
(i)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(j)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2011.

WR—Withdrawn Rating

Transactions in options written for the nine months ended March 31, 2011 (amounts in thousands except for number of contracts):

	Contracts	Premiums Received
Options outstanding, June 30, 2010	1,155	$44
Options written	72,930	5,097
Options terminated in closing transactions	(30,835)	(2,276)
Options expired	(32,990)	(2,020)

Options outstanding, March 31, 2011	10,260	$845

Schedule of Investments

AGIC International Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.9%

Australia—4.3%
BHP Billiton Ltd.	26,830	$1,288
BHP Billiton Ltd. ADR	3,200	307
Rio Tinto Ltd.	26,512	2,323

		3,918

Belgium—1.0%
Delhaize Group S.A.	11,097	904

China—1.7%
China Mobile Ltd.	47,000	434
Dongyue Group	319,000	260
Haitian International Holdings Ltd.	443,000	568
Tianjin Development Holdings Ltd. (b)	316,000	271

		1,533

Denmark—2.5%
Novo Nordisk A/S, Class B	17,847	2,241

Finland—2.2%
Nokian Renkaat Oyj	9,602	408
UPM-Kymmene Oyj (b)	76,683	1,622

		2,030

France—8.2%
Arkema S.A.	11,880	1,080
BNP Paribas	7,970	583
Credit Agricole S.A.	78,638	1,290
Renault S.A. (b)	21,870	1,209
Sanofi-Aventis S.A.	4,344	304
Total S.A.	34,513	2,103
Total S.A. ADR	5,400	329
Valeo S.A. (b)	9,224	537

		7,435

Germany—6.3%
Bayerische Motoren Werke AG	4,098	340
Bayerische Motoren Werke AG ADR	9,800	273
Commerzbank AG (b)	66,688	518
Daimler AG (b)	4,192	295
Deutsche Bank AG	9,714	570
Deutsche Telekom AG	54,068	836
Infineon Technologies AG	80,185	818
Siemens AG	12,061	1,650
Siemens AG ADR	3,000	412

		5,712

Greece—0.9%
OPAP S.A.	39,068	834

Hong Kong—6.1%
CNOOC Ltd.	209,000	529
Hutchison Whampoa Ltd.	66,000	781
Jardine Matheson Holdings Ltd.	25,200	1,122

	Shares	Value* (000s)
New World Development Ltd.	460,000	$812
PCCW Ltd.	987,000	410
Power Assets Holdings Ltd.	101,000	673
SJM Holdings Ltd.	321,000	566
SmarTone Telecommunications Holding Ltd.	212,500	353
Wheelock & Co. Ltd.	72,000	270

		5,516

Italy—3.9%
Banca Popolare di Milano Scarl	216,958	814
Eni SpA	52,518	1,289
Intesa Sanpaola SpA	481,320	1,420

		3,523

Japan—24.2%
Calsonic Kansei Corp. (b)	159,000	631
Canon, Inc.	6,000	258
CKD Corp.	24,800	248
Daihatsu Motor Co., Ltd.	92,000	1,341
Dainippon Screen Manufacturing Co., Ltd.	112,000	1,173
Dena Co., Ltd.	12,010	435
EDION Corp.	33,600	286
Fuji Heavy Industries Ltd.	116,000	749
Heiwa Corp.	15,100	233
Hitachi Ltd.	340,000	1,770
Idemitsu Kosan Co., Ltd.	15,400	1,800
ITOCHU Corp.	150,900	1,579
JX Holdings, Inc.	56,000	376
Kayaba Industry Co., Ltd.	55,000	443
Komatsu Ltd.	8,200	278
K’s Holdings Corp.	12,600	364
Kyorin Co., Inc.	15,000	255
Melco Holdings, Inc.	6,700	217
Mitsubishi Chemical Holdings Corp.	154,000	970
Mitsubishi Gas Chemical Co., Inc.	100,000	717
Mitsui & Co., Ltd.	34,700	621
Nachi-Fujikoshi Corp.	49,000	278
Nippon Telegraph & Telephone Corp.	16,000	715
Sega Sammy Holdings, Inc.	21,100	366
Sumitomo Corp.	137,200	1,961
Sumitomo Metal Mining Co., Ltd.	25,000	430
Sumitomo Mitsui Financial Group, Inc.	50,900	1,579
Sumitomo Mitsui Financial Group, Inc. ADR	42,500	266
Sumitomo Osaka Cement Co., Ltd.	224,000	648
Teijin Ltd.	105,000	470
Toyobo Co., Ltd.	160,000	231
Zeon Corp.	27,000	249

		21,937

Schedule of Investments

AGIC International Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Netherlands—5.2%
Aegon NV (b)	261,868	$1,961
Delta Lloyd NV	11,451	304
ING Groep NV, Dutch Certificate (b)	172,450	2,189
Koninklijke KPN NV	15,357	262

		4,716

Norway—0.4%
Marine Harvest ASA	292,424	363

Singapore—0.2%
UOL Group Ltd.	60,000	226

Sweden—2.7%
Investor AB, Class B	43,201	1,048
Swedbank AB, Class A	25,293	433
Tele2 AB, Class B	40,103	926

		2,407

Switzerland—3.5%
Allied World Assurance Co. Holdings Ltd.	19,800	1,241
Cie Financiere Richemont S.A.	7,887	455
Nestle S.A.	5,169	296
Nestle S.A. ADR	5,300	304
Swiss Life Holding AG (b)	1,956	323
Swisscom AG	1,183	528

		3,147

United Kingdom—22.6%
3i Group PLC	173,276	831
Afren PLC (b)	160,383	419
Antofagasta PLC	48,993	1,068
AstraZeneca PLC	6,073	279
AstraZeneca PLC ADR	6,200	286
Barclays PLC	64,251	288
BG Group PLC	45,353	1,126
BHP Billiton PLC	7,193	285
BHP Billiton PLC ADR	3,600	286
BP PLC ADR	12,300	543
British American Tobacco PLC	14,397	577
British American Tobacco PLC ADR	3,700	300
BT Group PLC, Class A	522,630	1,553
BT Group PLC ADR	9,400	283
Burberry Group PLC	16,444	310
Fresnillo PLC	32,469	803
HSBC Holdings PLC	26,400	274
Kingfisher PLC	261,883	1,032
Old Mutual PLC	966,018	2,104
Rio Tinto PLC	5,056	357
Rio Tinto PLC ADR	3,800	270
Royal Dutch Shell PLC, Class A	11,848	430

	Shares	Value* (000s)
Royal Dutch Shell PLC, Class B	67,717	$2,459
Royal Dutch Shell PLC ADR, Class B	4,500	330
Vodafone Group PLC	991,936	2,827
Vodafone Group PLC ADR	10,600	305
Xstrata PLC	37,392	872

		20,497

Total Common Stock (cost—$76,544)		86,939

PREFERRED STOCK—2.3%

Germany—2.3%
Volkswagen AG (cost—$1,710)	13,173	2,129

	Principal Amount (000s)
Repurchase Agreement—1.3%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $1,142; collateralized by U.S. Treasury Notes, 2.875%, due 3/31/18, valued at $1,166 including accrued interest (cost—$1,142)	$1,142	1,142

Total Investments (cost—$79,396) (a)—99.5%		90,210

Other assets less liabilities—0.5%		446

Net Assets—100.0%		$90,656

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $80,890 representing 89.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC Mid-Cap Growth Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.4%

Auto Components—3.8%
Autoliv, Inc.	1,600	$119
TRW Automotive Holdings Corp. (a)	2,900	159

		278

Beverages—1.4%
Dr. Pepper Snapple Group, Inc.	2,800	104

Chemicals—7.4%
CF Industries Holdings, Inc.	700	96
Ecolab, Inc.	2,300	117
International Flavors & Fragrances, Inc.	2,300	143
Kronos Worldwide, Inc.	2,500	146
PPG Industries, Inc.	500	48

		550

Commercial Services & Supplies—1.4%
Avery Dennison Corp.	2,500	105

Communications Equipment—0.6%
F5 Networks, Inc. (a)	400	41

Computers & Peripherals—3.3%
Lexmark International, Inc. (a)	1,600	59
NetApp, Inc. (a)	1,200	58
SanDisk Corp. (a)	2,800	129

		246

Construction & Engineering—3.3%
Chicago Bridge & Iron Co. NV	2,300	93
KBR, Inc.	4,100	155

		248

Distributors—1.8%
Genuine Parts Co.	2,500	134

Diversified Consumer Services—1.8%
Sotheby’s	2,500	132

Electrical Equipment—2.1%
Thomas & Betts Corp. (a)	2,600	155

Energy Equipment & Services—3.7%
McDermott International, Inc. (a)	4,600	117
SEACOR Holdings, Inc.	900	83
Weatherford International Ltd. (a)	3,300	75

		275

Health Care Equipment & Supplies—1.1%
Cooper Cos., Inc.	700	48
Immucor, Inc. (a)	1,700	34

		82

	Shares	Value* (000s)
Health Care Providers & Services—2.1%
Humana, Inc. (a)	1,700	$119
Patterson Cos., Inc.	1,100	35

		154

Hotels, Restaurants & Leisure—1.0%
Starbucks Corp.	2,000	74

Household Durables—0.3%
Harman International Industries, Inc.	500	23

Internet & Catalog Retail—2.7%
Priceline.com, Inc. (a)	400	203

Internet Software & Services—3.3%
Akamai Technologies, Inc. (a)	3,600	137
WebMD Health Corp. (a)	2,000	107

		244

IT Services—2.1%
Amdocs Ltd. (a)	3,400	98
Computer Sciences Corp.	800	39
Syntel, Inc.	300	16

		153

Machinery—9.5%
Dover Corp.	2,600	171
Joy Global, Inc.	1,900	188
Pall Corp.	2,800	161
Toro Co.	1,600	106
WABCO Holdings, Inc. (a)	1,300	80

		706

Media—2.7%
CBS Corp., Class B	6,200	155
Interpublic Group of Cos., Inc.	3,600	45

		200

Multiline Retail—6.0%
Dillard’s, Inc., Class A	1,300	52
Dollar Tree, Inc. (a)	2,750	153
Family Dollar Stores, Inc.	1,500	77
Kohl’s Corp.	800	42
Macy’s, Inc.	5,100	124

		448

Office Electronics—1.2%
Zebra Technologies Corp., Class A (a)	2,300	90

Oil, Gas & Consumable Fuels—5.8%
Alliance Holdings GP L.P.	2,100	110
Murphy Oil Corp.	1,800	132
Natural Resource Partners L.P.	1,100	39
Plains All American Pipeline L.P.	900	58
Whiting Petroleum Corp. (a)	1,200	88

		427

Schedule of Investments

AGIC Mid-Cap Growth Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Paper & Forest Products—0.7%
Domtar Corp.	600	$55

Pharmaceuticals—3.5%
Endo Pharmaceuticals Holdings, Inc. (a)	3,400	130
Warner Chilcott PLC, Class A	5,500	128

		258

Professional Services—0.3%
Verisk Analytics, Inc., Class A (a)	600	20

Real Estate Management & Development—1.9%
Jones Lang LaSalle, Inc.	1,400	140

Semiconductors & Semiconductor Equipment—10.5%
Fairchild Semiconductor International, Inc. (a)	6,000	109
Lam Research Corp. (a)	3,600	204
Marvell Technology Group Ltd. (a)	11,300	176
Maxim Integrated Products, Inc.	4,600	118
Novellus Systems, Inc. (a)	3,900	145
NVIDIA Corp. (a)	1,500	27

		779

Software—7.0%
BMC Software, Inc. (a)	1,400	69
CA, Inc.	8,600	208
Citrix Systems, Inc. (a)	800	59
Intuit, Inc. (a)	1,300	69
Mentor Graphics Corp. (a)	2,100	31
Salesforce.com, Inc. (a)	600	80

		516

Specialty Retail—6.5%
Advance Auto Parts, Inc.	1,100	72
American Eagle Outfitters, Inc.	5,600	89
Bed Bath & Beyond, Inc. (a)	900	44
Limited Brands, Inc.	4,300	141
O’Reilly Automotive, Inc. (a)	2,300	132

		478

Trading Companies & Distributors—0.6%
W.W. Grainger, Inc.	300	41

Total Investments (cost—$6,148)—99.4%		7,359

Other assets less liabilities—0.6%		47

Net Assets—100.0%		$7,406

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AGIC Opportunity Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.8%

Aerospace & Defense—4.4%
AerCap Holdings NV (a)	719,191	$9,040
Hexcel Corp. (a)	170,975	3,367
Keyw Holding Corp. (a)	194,772	2,392

		14,799

Airlines—1.4%
Copa Holdings S.A., Class A	89,802	4,742

Auto Components—0.9%
Stoneridge, Inc. (a)	205,130	2,999

Biotechnology—1.0%
Emergent Biosolutions, Inc. (a)	146,125	3,530

Capital Markets—1.1%
Financial Engines, Inc. (a)	129,875	3,579

Commercial Services & Supplies—3.3%
Innerworkings, Inc. (a)	658,643	4,861
Mobile Mini, Inc. (a)	254,599	6,115

		10,976

Communications Equipment—4.2%
Ciena Corp. (a)	276,750	7,184
Sycamore Networks, Inc.	277,325	6,775

		13,959

Diversified Consumer Services—1.8%
American Public Education, Inc. (a)	148,564	6,009

Electrical Equipment—1.1%
Polypore International, Inc. (a)	61,850	3,561

Energy Equipment & Services—0.7%
North American Energy Partners, Inc. (a)	200,200	2,468

Health Care Equipment & Supplies—7.1%
Abaxis, Inc. (a)	169,254	4,881
Align Technology, Inc. (a)	257,447	5,273
Masimo Corp.	134,666	4,457
NuVasive, Inc. (a)	242,595	6,142
Zoll Medical Corp. (a)	67,766	3,037

		23,790

Health Care Providers & Services—1.4%
Amedisys, Inc. (a)	70,325	2,461
ePocrates, Inc. (a)	120,800	2,392

		4,853

Health Care Technology—0.8%
Quality Systems, Inc.	31,775	2,648

	Shares	Value* (000s)
Hotels, Restaurants & Leisure—3.1%
Life Time Fitness, Inc. (a)	203,676	$7,599
Shuffle Master, Inc. (a)	270,175	2,886

		10,485

Household Durables—1.2%
Tempur-Pedic International, Inc. (a)	81,251	4,116

Internet & Catalog Retail—2.3%
Shutterfly, Inc. (a)	147,950	7,747

Internet Software & Services—5.6%
Ancestry.com, Inc. (a)	116,000	4,112
Constant Contact, Inc. (a)	235,525	8,220
VistaPrint NV (a)	126,332	6,557

		18,889

IT Services—3.6%
Ciber, Inc. (a)	661,625	4,433
iSoftstone Holdings Ltd. ADR (a)	159,150	2,946
Syntel, Inc.	90,379	4,720

		12,099

Life Sciences Tools & Services—1.0%
Parexel International Corp. (a)	133,738	3,330

Machinery—2.3%
Dynamic Materials Corp.	147,050	4,110
Wabash National Corp. (a)	307,025	3,555

		7,665

Media—0.6%
ReachLocal, Inc. (a)	101,960	2,039

Metals & Mining—5.0%
Globe Specialty Metals, Inc.	286,625	6,524
Haynes International, Inc.	64,221	3,561
Horsehead Holding Corp. (a)	395,184	6,738

		16,823

Oil, Gas & Consumable Fuels—13.3%
Carrizo Oil & Gas, Inc. (a)	96,075	3,548
Comstock Resources, Inc. (a)	387,722	11,996
Goodrich Petroleum Corp. (a)	339,780	7,550
PetroHawk Energy Corp. (a)	503,834	12,364
Quicksilver Resources, Inc. (a)	437,541	6,261
Scorpio Tankers, Inc. (a)	278,323	2,873

		44,592

Pharmaceuticals—3.9%
Cardiome Pharma Corp. (a)	321,406	1,375
Durect Corp. (a)	994,374	3,580
POZEN, Inc. (a)	454,892	2,443
Salix Pharmaceuticals Ltd. (a)	160,750	5,631

		13,029

Schedule of Investments

AGIC Opportunity Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Professional Services—2.9%
Corporate Executive Board Co.	78,376	$3,164
Huron Consulting Group, Inc. (a)	96,200	2,664
Resources Connection, Inc.	193,642	3,755

		9,583

Road & Rail—3.2%
Celadon Group, Inc. (a)	230,040	3,736
Knight Transportation, Inc.	206,225	3,970
Vitran Corp., Inc. (a)	206,643	2,911

		10,617

Semiconductors & Semiconductor Equipment—7.8%
Inphi Corp. (a)	185,960	3,907
Netlogic Microsystems, Inc. (a)	194,803	8,186
Power Integrations, Inc.	37,175	1,425
Rubicon Technology, Inc. (a)	214,475	5,937
Teradyne, Inc. (a)	372,002	6,625

		26,080

Software—7.5%
BroadSoft, Inc. (a)	201,450	9,607
Commvault Systems, Inc. (a)	113,024	4,508
NetSuite, Inc. (a)	82,808	2,408
RealD, Inc. (a)	75,800	2,074
Rosetta Stone, Inc. (a)	244,113	3,225
Taleo Corp., Class A (a)	91,875	3,275

		25,097

Specialty Retail—1.3%
Cabela’s, Inc. (a)	169,300	4,234

Textiles, Apparel & Luxury Goods—2.1%
CROCS, Inc. (a)	252,825	4,511
Steven Madden Ltd. (a)	57,175	2,683

		7,194

Thrifts & Mortgage Finance—1.8%
MGIC Investment Corp. (a)	678,645	6,033

Trading Companies & Distributors—2.1%
CAI International, Inc. (a)	105,505	2,729
Titan Machinery, Inc. (a)	16,323	412
United Rentals, Inc. (a)	118,000	3,927

		7,068

Total Common Stock (cost—$257,799)		334,633

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—0.8%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $2,744; collateralized by Fannie Mae Discount Note, zero coupon, due 5/2/11, valued at $2,200 and Federal Home Loan Bank, 0.80%, due 11/18/13, valued at $599 including accrued interest (cost—$2,744)	$2,744	$2,744

Total Investments (cost—$260,543)—100.6%		337,377

Liabilities in excess of other assets—(0.6)%		(2,131)

Net Assets—100.0%		$335,246

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC Pacific Rim Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.3%

Australia—18.4%
Australia & New Zealand Banking Group Ltd.	119,828	$2,950
BHP Billiton Ltd.	134,471	6,454
BHP Billiton Ltd. ADR	6,500	623
Boart Longyear Ltd.	301,311	1,459
Incitec Pivot Ltd.	1,009,917	4,521
National Australia Bank Ltd.	67,164	1,795
Newcrest Mining Ltd.	55,382	2,281
Rio Tinto Ltd.	27,643	2,423
Seek Ltd.	151,745	1,060
WorleyParsons Ltd.	25,018	802

		24,368

China—5.4%
Anhui Conch Cement Co., Ltd. Class H	256,000	1,603
Baidu, Inc. ADR (b)	16,100	2,219
Bank of China Ltd., Class H	2,026,000	1,126
Sinopharm Group Co.	410,400	1,458
Tencent Holdings Ltd.	28,100	685

		7,091

Hong Kong—9.7%
AIA Group Ltd. (b)	718,951	2,213
BOC Hong Kong Holdings Ltd.	576,500	1,880
Hong Kong Exchange and Clearing Ltd.	15,100	327
Hongkong Land Holdings Ltd.	285,000	1,996
Li & Fung Ltd.	234,000	1,195
MTR Corp.	231,500	854
Sun Hung Kai Properties Ltd.	64,000	1,013
Wharf Holdings Ltd.	493,000	3,405

		12,883

India—0.8%
Infrastructure Development Finance Co., Ltd.	313,790	1,087

Japan—48.1%
All Nippon Airways Co., Ltd.	192,000	573
Asahi Breweries Ltd.	36,900	614
Canon, Inc.	66,800	2,873
Dai-ichi Life Insurance Co., Ltd.	385	581
Dena Co., Ltd.	25,400	919
Denso Corp.	61,200	2,035
Fanuc Corp.	34,100	5,155
Hamamatsu Photonics KK	22,100	876
Honda Motor Co., Ltd.	103,500	3,845
Honda Motor Co., Ltd. ADR	31,000	1,163
Inpex Corp.	85	643
Keihin Corp.	92,000	1,743
Keyence Corp.	6,600	1,685
Komatsu Ltd.	102,700	3,484

	Shares	Value* (000s)
Marubeni Corp.	397,000	$2,853
Mitsubishi Corp.	84,000	2,329
Mitsubishi Estate Co., Ltd.	79,000	1,335
Mitsubishi Gas Chemical Co., Inc.	91,000	652
Mitsubishi Heavy Industries Ltd.	143,000	650
Mitsubishi UFJ Financial Group, Inc.	299,800	1,381
Mitsui & Co., Ltd.	50,800	910
Murata Manufacturing Co., Ltd.	40,000	2,893
Nippon Telegraph & Telephone Corp.	48,300	2,157
Nissan Motor Co., Ltd.	99,000	879
Nissan Motor Co., Ltd. ADR	7,700	136
Nitto Denko Corp.	57,200	3,031
NTT DoCoMo, Inc.	680	1,187
NTT DoCoMo, Inc. ADR	8,400	148
Sekisui Chemical Co., Ltd.	121,000	945
Softbank Corp.	17,300	689
Sony Corp.	31,400	1,002
Sony Corp. ADR	23,800	758
Sumitomo Corp.	217,200	3,104
Sumitomo Mitsui Financial Group, Inc.	66,800	2,073
Toray Industries, Inc.	98,000	711
Toshiba Corp.	391,000	1,912
Toyota Motor Corp.	106,700	4,234
Tsuruha Holdings, Inc.	21,700	986
Unicharm Corp.	18,000	655

		63,799

Korea (Republic of)—3.6%
Hyundai Motor Co.	20,210	3,735
Samsung Electronics Co., Ltd.	1,289	1,093

		4,828

Malaysia—2.4%
CIMB Group Holdings Bhd.	604,400	1,635
Petronas Chemicals Group Bhd. (b)	672,200	1,607

		3,242

Taiwan—5.4%
Far Eastern New Century Corp.	1,166,000	1,801
HTC Corp.	75,000	2,930
Taiwan Semiconductor Manufacturing Co., Ltd.	318,000	762
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	81,900	998
TPK Holding Co., Ltd. (b)	24,000	660

		7,151

Thailand—1.0%
Kasikornbank PCL NVDR	310,900	1,305

United Kingdom—4.5%
BHP Billiton PLC	19,138	758
HSBC Holdings PLC	37,933	394
HSBC Holdings PLC ADR	29,900	1,549

Schedule of Investments

AGIC Pacific Rim Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Rio Tinto PLC ADR	16,200	$1,152
Standard Chartered PLC	80,043	2,111

		5,964

Total Common Stock (cost—$112,153)		131,718

	Principal Amount (000s)
Repurchase Agreement—1.0%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $1,357; collateralized by Fannie Mae Discount Note, zero coupon, due 5/2/11, valued at $1,385 (cost—$1,357)	$1,357	1,357

Total Investments (cost—$113,510) (a)—100.3%		133,075

Liabilities in excess of other assets—(0.3)%		(424)

Net Assets—100.0%		$132,651

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $120,055, representing 90.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non Voting Depositary Receipt

Schedule of Investments

AGIC Systematic Growth Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.7%

Aerospace & Defense—0.7%
United Technologies Corp.	2,100	$178

Auto Components—3.9%
Autoliv, Inc.	6,700	497
BorgWarner, Inc. (a)	3,100	247
TRW Automotive Holdings Corp. (a)	3,400	187

		931

Automobiles—1.0%
Ford Motor Co. (a)	16,300	243

Beverages—1.0%
Coca-Cola Co.	3,800	252

Biotechnology—1.0%
Amgen, Inc. (a)	4,300	230

Chemicals—1.8%
Albemarle Corp.	5,400	323
CF Industries Holdings, Inc.	900	123

		446

Communications Equipment—2.6%
F5 Networks, Inc. (a)	1,500	154
Juniper Networks, Inc. (a)	2,600	109
QUALCOMM, Inc.	6,600	362

		625

Computers & Peripherals—8.8%
Apple, Inc. (a)	2,900	1,010
EMC Corp. (a)	9,000	239
Hewlett-Packard Co.	9,100	373
NetApp, Inc. (a)	6,900	332
SanDisk Corp. (a)	3,700	171

		2,125

Construction & Engineering—0.9%
KBR, Inc.	6,000	227

Containers & Packaging—0.5%
Ball Corp.	3,400	122

Diversified Telecommunication Services—1.6%
Verizon Communications, Inc.	9,800	378

Electrical Equipment—1.6%
Emerson Electric Co.	6,400	374

Energy Equipment & Services—2.1%
National Oilwell Varco, Inc.	6,400	507

	Shares	Value* (000s)
Food & Staples Retailing—0.7%
Walgreen Co.	4,300	$173

Food Products—1.2%
Corn Products International, Inc.	5,800	301

Health Care Equipment & Supplies—1.5%
Cooper Cos., Inc.	3,600	250
Edwards Lifesciences Corp. (a)	1,400	122

		372

Health Care Providers & Services—2.3%
Express Scripts, Inc. (a)	5,800	323
UnitedHealth Group, Inc.	5,400	244

		567

Hotels, Restaurants & Leisure—3.9%
Chipotle Mexican Grill, Inc., Class A (a)	1,800	490
Las Vegas Sands Corp. (a)	1,700	72
McDonald’s Corp.	5,100	388

		950

Industrial Conglomerates—1.9%
3M Co.	2,300	215
General Electric Co.	12,000	241

		456

Insurance—1.0%
Prudential Financial, Inc.	1,800	111
Symetra Financial Corp.	8,800	120

		231

Internet & Catalog Retail—2.5%
NetFlix, Inc. (a)	1,000	237
Priceline.com, Inc. (a)	700	355

		592

Internet Software & Services—1.5%
Google, Inc., Class A (a)	600	352

IT Services—3.3%
Cognizant Technology Solutions Corp., Class A (a)	2,400	196
International Business Machines Corp.	3,700	603

		799

Life Sciences Tools & Services—1.3%
Illumina, Inc. (a)	4,300	301

Machinery—6.9%
Caterpillar, Inc.	5,900	657
Cummins, Inc.	3,200	351
Deere & Co.	3,800	368
Timken Co.	5,400	282

		1,658

Schedule of Investments

AGIC Systematic Growth Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Metals & Mining—1.0%
Freeport-McMoRan Copper & Gold, Inc.	4,400	$244

Multiline Retail—2.6%
Dollar Tree, Inc. (a)	3,300	183
Family Dollar Stores, Inc.	2,600	133
Target Corp.	6,100	305

		621

Oil, Gas & Consumable Fuels—13.4%
Concho Resources, Inc. (a)	3,500	376
ConocoPhillips	5,100	407
Exxon Mobil Corp.	14,300	1,203
Holly Corp.	5,400	328
Peabody Energy Corp.	5,100	367
Sunoco, Inc.	5,100	233
Whiting Petroleum Corp. (a)	4,400	323

		3,237

Pharmaceuticals—5.1%
Abbott Laboratories	2,900	142
Eli Lilly & Co.	6,600	232
Endo Pharmaceuticals Holdings, Inc. (a)	8,700	332
Pfizer, Inc.	25,600	520

		1,226

Professional Services—0.5%
Verisk Analytics, Inc., Class A (a)	3,600	118

Real Estate Management & Development—1.1%
Jones Lang LaSalle, Inc.	2,700	269

Road & Rail—0.7%
Union Pacific Corp.	1,800	177

Semiconductors & Semiconductor Equipment—3.9%
Altera Corp.	2,900	128
Atmel Corp. (a)	7,400	101
Cypress Semiconductor Corp. (a)	12,200	236
NVIDIA Corp. (a)	5,200	96
Skyworks Solutions, Inc. (a)	5,400	175
Texas Instruments, Inc.	6,100	211

		947

Software—9.6%
Citrix Systems, Inc. (a)	2,800	206
Microsoft Corp.	26,200	664
Oracle Corp.	21,900	731
Red Hat, Inc. (a)	3,100	141
Salesforce.com, Inc. (a)	1,000	133
Symantec Corp. (a)	9,100	169
VMware, Inc., Class A (a)	3,400	277

		2,321

	Shares	Value* (000s)
Specialty Retail—3.2%
Autozone, Inc. (a)	1,200	$328
Limited Brands, Inc.	6,000	197
O’Reilly Automotive, Inc. (a)	4,100	236

		761

Wireless Telecommunication Services—2.1%
MetroPCS Communications, Inc. (a)	31,000	503

Total Common Stock (cost—$19,676)		23,814

	Principal Amount (000s)
Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $226; collateralized by Fannie Mae, 2.00%, due 1/9/12, valued at $234 including accrued interest (cost—$226)	$226	226

Total Investments (cost—$19,902)—99.6%		24,040

Other assets less liabilities—0.4%		95

Net Assets—100.0%		$24,135

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AGIC Target Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.4%

Aerospace & Defense—4.2%
AerCap Holdings NV (a)	300,000	$3,771
Precision Castparts Corp.	42,670	6,280
Rockwell Collins, Inc.	76,000	4,927

		14,978

Auto Components—1.6%
BorgWarner, Inc. (a)	72,400	5,770

Biotechnology—2.4%
BioMarin Pharmaceutical, Inc. (a)	149,800	3,764
United Therapeutics Corp. (a)	71,900	4,819

		8,583

Capital Markets—3.2%
Affiliated Managers Group, Inc. (a)	59,500	6,507
KKR & Co. L.P.	306,400	5,028

		11,535

Chemicals—4.6%
Ashland, Inc.	94,100	5,435
CF Industries Holdings, Inc.	51,600	7,058
Mosaic Co.	52,000	4,095

		16,588

Commercial Banks—1.0%
First Horizon National Corp.	311,200	3,489

Communications Equipment—3.5%
Acme Packet, Inc. (a)	55,000	3,903
Ciena Corp. (a)	179,300	4,654
F5 Networks, Inc. (a)	38,400	3,939

		12,496

Computers & Peripherals—1.4%
NetApp, Inc. (a)	103,000	4,963

Construction & Engineering—2.7%
KBR, Inc.	258,000	9,745

Electrical Equipment—1.9%
Rockwell Automation, Inc.	71,700	6,786

Energy Equipment & Services—2.3%
Weatherford International Ltd. (a)	371,600	8,398

Food Products—1.5%
Mead Johnson Nutrition Co., Class A	90,000	5,214

Health Care Equipment & Supplies—1.7%
Intuitive Surgical, Inc. (a)	18,226	6,078

Health Care Providers & Services—3.1%
Express Scripts, Inc. (a)	92,860	5,164

	Shares	Value* (000s)
WellCare Health Plans, Inc. (a)	140,600	$5,898

		11,062

Health Care Technology—1.3%
Allscripts Healthcare Solutions, Inc. (a)	229,830	4,824

Hotels, Restaurants & Leisure—3.4%
Las Vegas Sands Corp. (a)	98,300	4,150
Marriott International, Inc., Class A	110,000	3,914
Panera Bread Co., Class A (a)	32,000	4,064

		12,128

Household Products—1.9%
Church & Dwight Co., Inc.	84,800	6,728

Insurance—0.8%
XL Group PLC	117,700	2,901

Internet & Catalog Retail—2.1%
Priceline.com, Inc. (a)	15,200	7,698

Internet Software & Services—2.0%
Mercadolibre, Inc.	42,700	3,486
SINA Corp. (a)	35,700	3,821

		7,307

IT Services—4.6%
Cognizant Technology Solutions Corp., Class A (a)	118,100	9,613
VeriFone Systems, Inc. (a)	125,000	6,869

		16,482

Life Sciences Tools & Services—1.9%
Agilent Technologies, Inc. (a)	151,400	6,780

Machinery—5.1%
Cummins, Inc.	55,000	6,029
Joy Global, Inc.	50,000	4,941
Terex Corp. (a)	193,500	7,167

		18,137

Media—2.9%
Scripps Networks Interactive, Inc., Class A	118,000	5,911
Viacom, Inc., Class B	100,000	4,652

		10,563

Metals & Mining—1.9%
Freeport-McMoRan Copper & Gold, Inc.	63,700	3,539
U.S. Steel Corp.	59,400	3,204

		6,743

Multiline Retail—0.6%
Macy’s, Inc.	89,400	2,167

Schedule of Investments

AGIC Target Fund

March 31, 2011 (unaudited)

Shares		Value* (000s)
Oil, Gas & Consumable Fuels—8.3%
Abraxas Petroleum Corp. (a)	516,700	$3,023
Brigham Exploration Co. (a)	92,900	3,454
PetroHawk Energy Corp. (a)	301,100	7,389
Pioneer Natural Resources Co.	67,300	6,859
SandRidge Energy, Inc. (a)	716,700	9,174

		29,899

Pharmaceuticals—3.5%
Hospira, Inc. (a)	113,300	6,254
Mylan, Inc. (a)	276,800	6,275

		12,529

Professional Services—0.8%
Robert Half International, Inc.	95,800	2,931

Road & Rail—1.7%
Kansas City Southern (a)	114,700	6,245

Semiconductors & Semiconductor Equipment—6.3%
Altera Corp.	175,000	7,704
ARM Holdings PLC ADR	237,700	6,696
KLA-Tencor Corp.	78,600	3,723
NXP Semiconductor NV (a)	147,900	4,437

		22,560

Software—6.1%
BMC Software, Inc. (a)	143,900	7,158
BroadSoft, Inc. (a)	72,100	3,438
Citrix Systems, Inc. (a)	103,900	7,632
Rovi Corp. (a)	67,100	3,600

		21,828

Specialty Retail—1.5%
Dick’s Sporting Goods, Inc. (a)	137,500	5,497

Textiles, Apparel & Luxury Goods—3.9%
CROCS, Inc. (a)	211,400	3,771
Deckers Outdoor Corp. (a)	69,900	6,022
Polo Ralph Lauren Corp.	33,600	4,155

		13,948

Wireless Telecommunication Services—1.7%
NII Holdings, Inc. (a)	150,432	6,268

Total Common Stock (cost—$253,686)		349,848

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—3.6%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $12,930; collateralized by U.S. Treasury Notes, 2.875%, due 3/31/18, valued at $13,191 including accrued interest (cost—$12,930)	$12,930	$12,930

Total Investments (cost—$266,616)—101.0%		362,778

Liabilities in excess of other assets—(1.0)%		(3,636)

Net Assets—100.0%		$359,142

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ All-Cap Value Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.1%

Aerospace & Defense—2.6%
Huntington Ingalls Industries, Inc. (c)	1,516	$63
Northrop Grumman Corp.	9,100	571

		634

Capital Markets—2.8%
Federated Investors, Inc., Class B	25,100	671

Commercial Services & Supplies—4.4%
Avery Dennison Corp.	14,700	617
RR Donnelley & Sons Co.	24,000	454

		1,071

Consumer Finance—1.4%
Cash America International, Inc.	7,200	332

Diversified Financial Services—4.7%
Bank of America Corp.	15,200	203
JPMorgan Chase & Co.	13,500	622
NYSE Euronext	8,700	306

		1,131

Diversified Telecommunication Services—2.6%
CenturyLink, Inc.	14,900	619

Electric Utilities—1.3%
Edison International	8,300	304

Energy Equipment & Services—2.4%
Tidewater, Inc.	9,900	592

Food & Staples Retailing—1.2%
SUPERVALU, Inc.	32,200	288

Food Products—2.6%
Corn Products International, Inc.	12,300	637

Gas Utilities—5.3%
Atmos Energy Corp.	19,500	665
UGI Corp.	19,000	625

		1,290

Health Care Equipment & Supplies—2.6%
Medtronic, Inc.	16,000	630

Health Care Providers & Services—2.6%
CIGNA Corp.	14,300	633

Household Products—2.5%
Kimberly-Clark Corp.	9,300	607

	Shares	Value* (000s)
Insurance—10.3%
Allstate Corp.	19,300	$613
Reinsurance Group of America, Inc.	10,000	628
RenaissanceRe Holdings Ltd.	9,200	635
Unum Group	23,600	619

		2,495

Media—2.5%
CBS Corp., Class B	24,400	611

Metals & Mining—5.3%
Reliance Steel & Aluminum Co.	11,400	659
Yamana Gold, Inc.	51,000	628

		1,287

Multi-Utilities—2.6%
Nisource, Inc.	32,500	623

Office Electronics—2.5%
Xerox Corp.	58,000	618

Oil, Gas & Consumable Fuels—15.3%
Apache Corp.	4,900	641
Chesapeake Energy Corp.	17,000	570
Chevron Corp.	5,900	634
ConocoPhillips	7,900	631
Energy Coal Resources, Inc. (a)(b)(c)	26,000	—
Royal Dutch Shell PLC ADR, Class A	8,500	619
Total S.A. ADR	10,200	622

		3,717

Pharmaceuticals—7.7%
GlaxoSmithKline PLC ADR	16,200	622
Pfizer, Inc.	30,700	624
Sanofi-Aventis S.A. ADR	17,700	623

		1,869

Real Estate Investment Trust—3.7%
Annaly Capital Management, Inc.	16,600	290
Hospitality Properties Trust	26,700	618

		908

Semiconductors & Semiconductor Equipment—2.5%
Xilinx, Inc.	18,500	607

Software—3.9%
CA, Inc.	13,700	331
Microsoft Corp.	23,900	606

		937

Specialty Retail—1.3%
Limited Brands, Inc.	9,800	322

Textiles, Apparel & Luxury Goods—2.5%
V.F. Corp.	6,200	611

Total Common Stock (cost—$22,215)		24,044

Schedule of Investments

NFJ All-Cap Value Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
PREFERRED STOCK—0.0%

Oil, Gas & Consumable Fuels—0.0%
Energy Coal Resources, Inc., Class A (a)(b)(c) (cost—$97)	4,560	$—

Total Investments (cost—$22,312)—99.1%		24,044

Other assets less liabilities—0.9%		226

Net Assets—100.0%		$24,270

Notes to Schedule of Investments

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Fair-Valued—Securities with an aggregate value of $0, representing 0.0% of net assets.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ Dividend Value Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—93.9%

Aerospace & Defense—3.8%
Huntington Ingalls Industries, Inc. (a)	366,666	$15,217
Lockheed Martin Corp.	1,927,700	154,987
Northrop Grumman Corp.	2,200,000	137,962

		308,166

Beverages—1.9%
PepsiCo, Inc.	2,428,400	156,413

Capital Markets—2.0%
Ameriprise Financial, Inc.	2,593,000	158,380

Commercial Banks—3.9%
PNC Financial Services Group, Inc.	2,522,700	158,905
Wells Fargo & Co.	4,903,800	155,450

		314,355

Commercial Services & Supplies—3.2%
Pitney Bowes, Inc.	3,567,100	91,639
RR Donnelley & Sons Co.	8,602,707	162,763

		254,402

Communications Equipment—1.8%
Harris Corp.	3,000,000	148,800

Diversified Telecommunication Services—5.8%
AT&T, Inc.	5,781,400	176,911
CenturyLink, Inc.	3,425,000	142,309
Verizon Communications, Inc.	3,830,100	147,612

		466,832

Electric Utilities—1.9%
Edison International	4,270,900	156,272

Energy Equipment & Services—2.0%
Diamond Offshore Drilling, Inc.	2,059,600	160,031

Food Products—2.1%
Kraft Foods, Inc., Class A	5,323,000	166,929

Health Care Equipment & Supplies—2.0%
Medtronic, Inc.	4,000,000	157,400

Household Products—2.2%
Kimberly-Clark Corp.	2,660,900	173,677

Industrial Conglomerates—1.7%
General Electric Co.	7,000,000	140,350

Insurance—5.3%
Allstate Corp.	4,300,000	136,654
MetLife, Inc.	3,139,000	140,407
Travelers Cos., Inc.	2,500,000	148,700

		425,761

	Shares	Value* (000s)
IT Services—1.8%
International Business Machines Corp.	903,000	$147,252

Media—1.9%
Time Warner, Inc.	4,181,700	149,287

Metals & Mining—1.8%
Freeport-McMoRan Copper & Gold, Inc.	2,560,200	142,219

Multi-Utilities—2.0%
Ameren Corp.	5,771,400	162,003

Office Electronics—2.2%
Xerox Corp.	16,584,700	176,627

Oil, Gas & Consumable Fuels—16.2%
Chesapeake Energy Corp.	4,529,500	151,829
Chevron Corp.	1,544,300	165,904
ConocoPhillips	4,080,700	325,885
Marathon Oil Corp.	3,377,600	180,060
Royal Dutch Shell PLC ADR, Class A	2,200,000	160,292
Total S.A. ADR	5,300,000	323,141

		1,307,111

Paper & Forest Products—0.7%
International Paper Co.	1,736,000	52,393

Pharmaceuticals—10.0%
GlaxoSmithKline PLC ADR	3,420,100	131,366
Johnson & Johnson	2,716,900	160,977
Pfizer, Inc.	16,500,000	335,115
Sanofi-Aventis S.A. ADR	4,934,700	173,800

		801,258

Real Estate Investment Trust—2.4%
Annaly Capital Management, Inc.	11,000,000	191,950

Semiconductors & Semiconductor Equipment—3.9%
Intel Corp.	15,457,700	311,782

Software—2.1%
Microsoft Corp.	6,788,100	172,146

Textiles, Apparel & Luxury Goods—1.8%
V.F. Corp.	1,500,000	147,795

Schedule of Investments

NFJ Dividend Value Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Thrifts & Mortgage Finance—3.2%
Hudson City Bancorp, Inc.	13,077,000	$126,585
New York Community Bancorp, Inc.	7,500,000	129,450

		256,035

Tobacco—4.3%
Altria Group, Inc.	6,865,600	178,712
Reynolds American, Inc.	4,800,000	170,544

		349,256

Total Common Stock (cost—$6,942,332)		7,554,882

	Principal Amount (000s)
Repurchase Agreement—6.0%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $484,123; collateralized by Fannie Mae Discount Note, zero coupon, due 4/25/11, valued at $72,100 and U.S. Treasury Notes, 2.875% - 3.625%, due 3/31/18 - 2/15/20, valued at $421,707 including accrued interest (cost—$484,123)	$484,123	484,123

Total Investments (cost—$7,426,455)—99.9%		8,039,005

Other assets less liabilities—0.1%		8,115

Net Assets—100.0%		$8,047,120

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ International Value Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.4%

Australia—2.9%
Australia & New Zealand Banking Group Ltd. ADR	1,570,000	$38,858
Telstra Corp. Ltd. ADR	1,401,400	20,236

		59,094

Belgium—2.7%
Delhaize Group S.A. ADR	659,700	53,891

Brazil—12.8%
Banco Bradesco S.A. ADR	2,146,300	44,536
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,369,700	80,456
Cia Paranaense de Energia ADR, Class P	1,945,100	54,054
Petroleo Brasileiro S.A. ADR	526,600	21,290
Tele Norte Leste Participacoes S.A. ADR	1,816,800	31,849
Vale S.A. ADR	778,900	25,976

		258,161

Canada—7.9%
Agrium, Inc.	400,000	36,904
Nexen, Inc.	1,492,800	37,201
Toronto-Dominion Bank	450,000	39,865
Yamana Gold, Inc.	3,650,000	44,932

		158,902

China—3.2%
China Petroleum & Chemical Corp., Class H	18,060,100	18,056
Huaneng Power International, Inc. ADR	1,043,600	24,514
Yanzhou Coal Mining Co., Ltd. ADR	600,700	21,788

		64,358

Finland—0.9%
Nokia Oyj ADR	2,118,600	18,029

France—2.9%
France Telecom S.A. ADR	2,626,100	59,113

Hong Kong—3.0%
Cathay Pacific Airways Ltd.	17,362,900	41,589
New World Development Ltd.	10,963,200	19,358

		60,947

India—1.7%
Tata Motors Ltd. ADR	1,225,700	34,062

Israel—1.1%
Teva Pharmaceutical Industries Ltd. ADR	428,200	21,483

	Shares	Value* (000s)
Japan—10.1%
Asahi Glass Co., Ltd. ADR	1,349,200	$16,933
Fuji Heavy Industries Ltd. ADR	313,800	20,315
Fujitsu Ltd. ADR	765,300	21,428
KDDI Corp.	3,585	22,165
Mitsui & Co., Ltd. ADR	112,600	40,480
Nippon Yusen KK ADR	5,580,300	43,861
Nitto Denko Corp. ADR	700,000	37,310

		202,492

Korea (Republic of)—5.5%
POSCO ADR	345,100	39,441
SK Telecom Co., Ltd. ADR	2,419,400	45,509
Woori Finance Holdings Co., Ltd. ADR	656,100	25,903

		110,853

Mexico—1.0%
Coca-Cola Femsa SAB De C.V. ADR	257,300	19,810

Norway—1.9%
Statoil ASA ADR	1,412,900	39,053

Singapore—1.8%
United Overseas Bank Ltd. ADR	1,200,000	35,616

South Africa—3.0%
Sasol Ltd. ADR	1,044,100	60,506

Sweden—1.9%
Svenska Cellulosa AB ADR	2,309,400	37,505

Switzerland—4.6%
Credit Suisse Group AG	835,600	35,446
Zurich Financial Services AG ADR	2,015,300	56,590

		92,036

Taiwan—0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,547,000	18,842

Turkey—0.3%
KOC Holding AS ADR	230,000	5,375

United Kingdom—21.7%
AstraZeneca PLC ADR	1,147,700	52,932
BAE Systems PLC ADR	1,650,000	34,551
Barclays PLC ADR	1,192,900	21,639
British American Tobacco PLC ADR	450,000	36,445
Diageo PLC ADR	526,800	40,153
GlaxoSmithKline PLC ADR	1,347,100	51,742
Marks & Spencer Group PLC ADR	2,029,300	21,876
Pearson PLC ADR	1,930,400	34,361
Rio Tinto PLC ADR	469,600	33,398
Royal Dutch Shell PLC ADR, Class A	800,000	58,288
Sage Group PLC ADR	970,100	17,433
Unilever PLC ADR	1,100,000	33,682

		436,500

Schedule of Investments

NFJ International Value Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
United States—3.6%
Axis Capital Holdings Ltd.	900,000	$31,428
RenaissanceRe Holdings Ltd.	603,900	41,663

		73,091

Total Common Stock (cost—$1,634,222)		1,919,719

	Principal Amount (000s)
Repurchase Agreement—3.5%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $70,291; collateralized by U.S. Treasury Notes, 0.625%, due 1/31/13, valued at $71,700 including accrued interest (cost—$70,291)	$70,291	70,291

Total Investments (cost—$1,704,513) (a)—98.9%		1,990,010

Other assets less liabilities—1.1%		22,436

Net Assets—100.0%		$2,012,446

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $136,614 representing 6.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ Large-Cap Value Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.5%

Aerospace & Defense—3.0%
Huntington Ingalls Industries, Inc. (a)	94,099	$3,905
Northrop Grumman Corp.	564,600	35,406

		39,311

Air Freight & Logistics—1.0%
FedEx Corp.	134,600	12,592

Beverages—1.9%
Molson Coors Brewing Co., Class B	524,300	24,584

Capital Markets—3.7%
Goldman Sachs Group, Inc.	152,900	24,230
Morgan Stanley	379,500	10,368
State Street Corp.	300,600	13,509

		48,107

Chemicals—1.3%
PPG Industries, Inc.	179,000	17,043

Commercial Banks—2.9%
PNC Financial Services Group, Inc.	202,800	12,774
Wells Fargo & Co.	799,600	25,347

		38,121

Diversified Financial Services—2.7%
Bank of America Corp.	726,700	9,687
JPMorgan Chase & Co.	562,600	25,936

		35,623

Diversified Telecommunication Services—6.8%
AT&T, Inc.	1,206,700	36,925
CenturyLink, Inc.	576,400	23,949
Verizon Communications, Inc.	712,900	27,475

		88,349

Electric Utilities—4.5%
American Electric Power Co., Inc.	633,800	22,272
Edison International	973,900	35,635

		57,907

Energy Equipment & Services—2.0%
Diamond Offshore Drilling, Inc.	336,100	26,115

Food & Staples Retailing—3.9%
CVS Caremark Corp.	736,800	25,287
Safeway, Inc.	1,053,100	24,790

		50,077

Food Products—1.0%
ConAgra Foods, Inc.	569,700	13,530

Health Care Equipment & Supplies—0.9%
Medtronic, Inc.	283,100	11,140

	Shares	Value* (000s)
Health Care Providers & Services—1.1%
CIGNA Corp.	334,600	$14,816

Hotels, Restaurants & Leisure—1.0%
McDonald’s Corp.	167,000	12,707

Household Products—1.8%
Kimberly-Clark Corp.	350,400	22,871

Industrial Conglomerates—2.1%
General Electric Co.	1,370,500	27,479

Insurance—9.7%
Allstate Corp.	716,900	22,783
Loews Corp.	310,300	13,371
Marsh & McLennan Cos., Inc.	456,400	13,605
MetLife, Inc.	567,100	25,366
Prudential Financial, Inc.	404,300	24,897
Travelers Cos., Inc.	435,600	25,910

		125,932

IT Services—2.1%
International Business Machines Corp.	168,000	27,396

Machinery—1.1%
Parker Hannifin Corp.	145,800	13,804

Media—3.4%
CBS Corp., Class B	770,700	19,298
Time Warner, Inc.	678,333	24,216

		43,514

Metals & Mining—2.1%
Freeport-McMoRan Copper & Gold, Inc.	489,400	27,186

Multi-Utilities—1.0%
Dominion Resources, Inc.	275,000	12,292

Office Electronics—1.7%
Xerox Corp.	2,020,800	21,522

Oil, Gas & Consumable Fuels—15.6%
Apache Corp.	198,200	25,948
Chesapeake Energy Corp.	749,800	25,133
Chevron Corp.	485,600	52,168
ConocoPhillips	486,200	38,828
Marathon Oil Corp.	494,600	26,367
Peabody Energy Corp.	194,700	14,011
Valero Energy Corp.	673,200	20,075

		202,530

Schedule of Investments

NFJ Large-Cap Value Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Pharmaceuticals—10.2%
Abbott Laboratories	253,200	$12,419
Eli Lilly & Co.	634,400	22,312
Johnson & Johnson	550,400	32,611
Merck & Co., Inc.	703,600	23,226
Pfizer, Inc.	2,027,400	41,177

		131,745

Real Estate Investment Trust—3.5%
Annaly Capital Management, Inc.	1,889,600	32,974
Simon Property Group, Inc.	120,988	12,965

		45,939

Semiconductors & Semiconductor Equipment—0.9%
Intel Corp.	597,800	12,058

Software—1.7%
Microsoft Corp.	865,600	21,952

Specialty Retail—0.9%
Gap, Inc.	523,200	11,856

Tobacco—2.0%
Altria Group, Inc.	985,400	25,650

Total Common Stock (cost—$1,087,453)		1,263,748

	Principal Amount (000s)
Repurchase Agreement—2.6%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $34,078; collateralized by U.S. Treasury Notes, 2.875%, due 3/31/18, valued at $34,763 including accrued interest (cost—$34,078)	$34,078	34,078

Total Investments (cost—$1,121,531)—100.1%		1,297,826

Liabilities in excess of other assets—(0.1)%		(968)

Net Assets—100.0%		$1,296,858

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

NFJ Mid-Cap Value Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.7%

Aerospace & Defense—2.1%
L-3 Communications Holdings, Inc.	3,500	$274

Auto Components—2.4%
Lear Corp.	6,300	308

Capital Markets—2.6%
Federated Investors, Inc., Class B	12,800	342

Commercial Banks—2.4%
Cullen/Frost Bankers, Inc.	5,400	319

Commercial Services & Supplies—2.5%
Avery Dennison Corp.	7,900	331

Containers & Packaging—2.6%
Sonoco Products Co.	9,200	333

Diversified Financial Services—1.4%
NYSE Euronext	5,300	186

Diversified Telecommunication Services—2.6%
CenturyLink, Inc.	8,000	332

Electric Utilities—2.5%
Edison International	8,900	326

Electronic Equipment, Instruments & Components—2.4%
Jabil Circuit, Inc.	15,200	311

Energy Equipment & Services—2.5%
Tidewater, Inc.	5,500	329

Food & Staples Retailing—1.4%
SUPERVALU, Inc.	20,500	183

Food Products—5.3%
ConAgra Foods, Inc.	14,000	332
Corn Products International, Inc.	7,000	363

		695

Gas Utilities—5.0%
AGL Resources, Inc.	8,000	319
Atmos Energy Corp.	9,700	331

		650

Health Care Equipment & Supplies—2.6%
C.R. Bard, Inc.	3,400	338

Health Care Providers & Services—6.1%
CIGNA Corp.	3,700	164

	Shares	Value* (000s)
McKesson Corp.	4,000	$316
Quest Diagnostics, Inc.	5,400	312

		792

Insurance—7.3%
Mercury General Corp.	7,800	306
Reinsurance Group of America, Inc.	5,100	320
Unum Group	12,500	328

		954

Leisure Equipment & Products—2.5%
Mattel, Inc.	13,300	332

Metals & Mining—5.0%
Reliance Steel & Aluminum Co.	5,700	329
Yamana Gold, Inc.	26,600	328

		657

Multi-Utilities—5.1%
Nisource, Inc.	17,500	335
SCANA Corp.	8,400	331

		666

Office Electronics—2.4%
Xerox Corp.	29,500	314

Oil, Gas & Consumable Fuels—9.7%
Chesapeake Energy Corp.	8,900	298
Murphy Oil Corp.	4,600	338
Nexen, Inc.	11,900	296
Southern Union Co.	11,700	335

		1,267

Real Estate Investment Trust—6.1%
Annaly Capital Management, Inc.	8,900	155
Duke Realty Corp.	23,000	322
Hospitality Properties Trust	13,800	320

		797

Semiconductors & Semiconductor Equipment—1.4%
Xilinx, Inc.	5,500	180

Software—2.6%
CA, Inc.	14,000	339

Specialty Retail—5.1%
Gap, Inc.	14,500	329
Limited Brands, Inc.	5,400	177
RadioShack Corp.	10,900	164

		670

Textiles, Apparel & Luxury Goods—2.5%
V.F. Corp.	3,300	325

Tobacco—2.6%
Reynolds American, Inc.	9,600	341

Total Common Stock (cost—$11,405)		12,891

Schedule of Investments

NFJ Mid-Cap Value Fund

March 31, 2011 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—1.0%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $139; collateralized by Fannie Mae, 2.00%, due 1/9/12, valued at $142 including accrued interest (cost—$139)	$139	$139

Total Investments (cost—$11,544)—99.7%		13,030

Other assets less liabilities—0.3%		36

Net Assets—100.0%		$13,066

Schedule of Investments

NFJ Renaissance Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.7%

Aerospace & Defense—2.9%
Elbit Systems Ltd.	140,900	$7,773
ITT Corp.	137,400	8,251
L-3 Communications Holdings, Inc.	103,800	8,129

		24,153

Airlines—0.9%
Cathay Pacific Airways Ltd. ADR	606,200	7,305

Auto Components—0.9%
Magna International, Inc.	164,700	7,891

Beverages—2.9%
Coca-Cola Enterprises, Inc.	307,000	8,381
Dr. Pepper Snapple Group, Inc.	218,300	8,112
Molson Coors Brewing Co., Class B	160,400	7,521

		24,014

Capital Markets—2.0%
Ameriprise Financial, Inc.	140,100	8,557
Federated Investors, Inc., Class B	308,400	8,250

		16,807

Chemicals—5.2%
Agrium, Inc.	88,400	8,156
CF Industries Holdings, Inc.	64,226	8,785
Eastman Chemical Co.	84,400	8,383
FMC Corp.	97,600	8,289
Lubrizol Corp.	77,000	10,315

		43,928

Commercial Banks—1.0%
Banco de Chile ADR	95,300	8,023

Commercial Services & Supplies—1.0%
Pitney Bowes, Inc.	328,000	8,426

Communications Equipment—1.0%
Harris Corp.	175,000	8,680

Construction & Engineering—1.0%
KBR, Inc.	225,900	8,532

Containers & Packaging—2.1%
Ball Corp.	230,800	8,274
Silgan Holdings, Inc.	238,800	9,108

		17,382

Diversified Financial Services—0.9%
NYSE Euronext	226,500	7,966

Diversified Telecommunication Services—0.9%
CenturyLink, Inc.	181,567	7,544

	Shares	Value* (000s)
Electric Utilities—3.9%
American Electric Power Co., Inc.	211,500	$7,432
CPFL Energia S.A. ADR	113,000	9,877
DPL, Inc.	289,300	7,930
Edison International	212,000	7,757

		32,996

Electronic Equipment, Instruments & Components—0.9%
TE Connectivity Ltd.	227,900	7,935

Energy Equipment & Services—4.5%
Diamond Offshore Drilling, Inc.	115,000	8,935
Ensco PLC ADR	155,700	9,006
Noble Corp.	228,700	10,433
Tidewater, Inc.	155,700	9,319

		37,693

Food & Staples Retailing—1.0%
Delhaize Group S.A. ADR	106,500	8,700

Food Products—3.7%
Campbell Soup Co.	212,300	7,029
ConAgra Foods, Inc.	346,200	8,222
JM Smucker Co.	115,000	8,210
Tyson Foods, Inc., Class A	420,500	8,070

		31,531

Gas Utilities—1.1%
Energen Corp.	143,000	9,026

Health Care Equipment & Supplies—2.0%
C.R. Bard, Inc.	86,200	8,561
Smith & Nephew PLC ADR	152,600	8,608

		17,169

Health Care Providers & Services—4.2%
AmerisourceBergen Corp.	232,100	9,182
CIGNA Corp.	195,700	8,666
McKesson Corp.	109,600	8,664
Quest Diagnostics, Inc.	156,100	9,010

		35,522

Hotels, Restaurants & Leisure—1.0%
Darden Restaurants, Inc.	168,100	8,259

Household Durables—2.0%
Garmin Ltd.	261,000	8,838
Whirlpool Corp.	92,800	7,921

		16,759

Household Products—1.0%
Clorox Co.	126,000	8,829

Independent Power Producers & Energy Traders—1.0%
Huaneng Power International, Inc. ADR	347,600	8,165

Schedule of Investments

NFJ Renaissance Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Insurance—7.1%
AON Corp.	159,700	$8,458
Axis Capital Holdings Ltd.	232,300	8,112
HCC Insurance Holdings, Inc.	272,000	8,516
Loews Corp.	217,300	9,364
Reinsurance Group of America, Inc.	133,900	8,406
Unum Group	328,200	8,615
Willis Group Holdings PLC	213,900	8,633

		60,104

IT Services—2.8%
Broadridge Financial Solutions, Inc.	332,000	7,533
Computer Sciences Corp.	155,900	7,597
Total System Services, Inc.	467,000	8,415

		23,545

Leisure Equipment & Products—0.9%
Mattel, Inc.	311,700	7,771

Machinery—1.1%
Flowserve Corp.	69,900	9,003

Media—3.0%
McGraw-Hill Cos., Inc.	220,600	8,692
Omnicom Group, Inc.	169,900	8,335
Pearson PLC ADR	483,100	8,599

		25,626

Metals & Mining—7.6%
Cliffs Natural Resources, Inc.	99,400	9,769
Compass Minerals International, Inc.	94,400	8,829
Franco-Nevada Corp.	257,267	9,444
Gold Resource Corp.	342,300	9,112
HudBay Minerals, Inc.	526,960	8,583
Inmet Mining Corp.	126,867	8,918
Yamana Gold, Inc.	748,000	9,208

		63,863

Multiline Retail—1.0%
Family Dollar Stores, Inc.	157,900	8,103

Multi-Utilities—5.7%
Alliant Energy Corp.	209,000	8,136
Ameren Corp.	266,100	7,470
CenterPoint Energy, Inc.	481,800	8,460
CMS Energy Corp.	420,500	8,259
MDU Resources Group, Inc.	372,000	8,545
Sempra Energy	141,400	7,565

		48,435

Oil, Gas & Consumable Fuels—9.4%
Cimarex Energy Co.	79,300	9,139
El Paso Corp.	458,100	8,246
Enbridge Energy Partners L.P.	131,900	8,523

	Shares	Value* (000s)
Energy Transfer Partners L.P.	157,900	$8,173
EXCO Resources, Inc.	417,000	8,615
Linn Energy LLC, UNIT	238,100	9,269
Murphy Oil Corp.	123,800	9,089
Nexen, Inc.	378,000	9,420
Valero Energy Corp.	280,600	8,368

		78,842

Paper & Forest Products—0.2%
International Paper Co.	65,800	1,986

Real Estate Investment Trust—1.9%
Liberty Property Trust	239,300	7,873
Plum Creek Timber Co., Inc.	195,100	8,508

		16,381

Road & Rail—1.0%
CSX Corp.	105,400	8,284

Semiconductors & Semiconductor Equipment—1.0%
Xilinx, Inc.	251,200	8,239

Software—0.9%
CA, Inc.	321,700	7,779

Specialty Retail—1.0%
TJX Cos., Inc.	165,700	8,240

Textiles, Apparel & Luxury Goods—1.0%
V.F. Corp.	87,400	8,612

Tobacco—2.1%
Lorillard, Inc.	88,400	8,399
Reynolds American, Inc.	260,400	9,252

		17,651

Wireless Telecommunication Services—1.0%
SK Telecom Co., Ltd. ADR	433,600	8,156

Total Common Stock (cost—$619,877)		823,855

Schedule of Investments

NFJ Renaissance Fund

March 31, 2011 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—2.4%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $20,024; collateralized by U.S. Treasury Notes, 2.875%, due 3/31/18, valued at $20,426 including accrued interest (cost—$20,024)	$20,024	$20,024

Total Investments (cost—$639,901)—100.1%		843,879

Liabilities in excess of other assets—(0.1)%		(937)

Net Assets—100.0%		$842,942

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

NFJ Small-Cap Value Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—94.1%

Aerospace & Defense—3.3%
Alliant Techsystems, Inc.	1,144,200	$80,861
Cubic Corp.	514,800	29,601
Curtiss-Wright Corp.	1,756,500	61,724
Elbit Systems Ltd.	233,700	12,893
Triumph Group, Inc.	903,000	79,870

		264,949

Airlines—0.4%
Skywest, Inc.	2,081,700	35,222

Auto Components—0.9%
Cooper Tire & Rubber Co.	2,790,900	71,866

Beverages—0.7%
Cia Cervecerias Unidas S.A. ADR	511,200	30,212
Embotelladora Andina S.A. ADR, Class B	890,500	26,056

		56,268

Capital Markets—1.9%
Federated Investors, Inc., Class B	2,819,500	75,422
Raymond James Financial, Inc.	2,109,100	80,652

		156,074

Chemicals—7.9%
A. Schulman, Inc.	893,000	22,075
Cabot Corp.	1,627,700	75,346
Innophos Holdings, Inc.	970,700	44,759
International Flavors & Fragrances, Inc.	1,610,900	100,359
Lubrizol Corp.	881,100	118,032
Methanex Corp.	1,959,600	61,198
NewMarket Corp.	255,100	40,362
Quaker Chemical Corp.	396,714	15,936
RPM International, Inc.	3,133,000	74,346
Sensient Technologies Corp.	2,054,600	73,637
Stepan Co.	182,159	13,207

		639,257

Commercial Banks—3.2%
Bank of Hawaii Corp.	1,612,400	77,105
Cullen/Frost Bankers, Inc.	1,384,400	81,707
Prosperity Bancshares, Inc.	1,575,000	67,363
Trustmark Corp.	1,441,700	33,765

		259,940

Commercial Services & Supplies—1.2%
Brink’s Co.	2,189,900	72,508
Ennis, Inc.	303,300	5,165
Unifirst Corp.	401,600	21,289

		98,962

Computers & Peripherals—1.0%
Diebold, Inc.	2,264,400	80,296

	Shares	Value* (000s)
Construction & Engineering—1.5%
Great Lakes Dredge & Dock Corp.	1,549,900	$11,826
KBR, Inc.	2,814,600	106,307

		118,133

Consumer Finance—1.1%
Advance America Cash Advance Centers, Inc.	2,413,800	12,793
Cash America International, Inc. (a)	1,694,100	78,013

		90,806

Containers & Packaging—3.1%
Bemis Co., Inc.	2,387,500	78,334
Rock-Tenn Co., Class A	1,355,800	94,025
Sonoco Products Co.	2,249,800	81,510

		253,869

Diversified Consumer Services—0.4%
Hillenbrand, Inc.	1,317,500	28,326

Diversified Financial Services—0.0%
Life Partners Holdings, Inc.	362,911	2,918

Electric Utilities—2.2%
Cleco Corp.	2,195,400	75,280
Great Plains Energy, Inc.	1,865,300	37,344
Westar Energy, Inc.	2,521,500	66,618

		179,242

Electrical Equipment—0.9%
AZZ, Inc.	60,500	2,759
Belden, Inc.	1,897,300	71,243

		74,002

Electronic Equipment, Instruments & Components—1.3%
AVX Corp.	1,379,200	20,564
Jabil Circuit, Inc.	4,296,700	87,782

		108,346

Energy Equipment & Services—1.2%
Tidewater, Inc.	1,580,700	94,605

Food & Staples Retailing—2.4%
Andersons, Inc. (a)	935,612	45,583
Casey’s General Stores, Inc.	1,817,400	70,878
Ruddick Corp.	1,765,500	68,131
Weis Markets, Inc.	295,800	11,968

		196,560

Food Products—2.0%
Cal-Maine Foods, Inc. (a)	1,174,000	34,633
Corn Products International, Inc.	2,134,900	110,631
Fresh Del Monte Produce, Inc.	650,300	16,979

		162,243

Gas Utilities—6.0%
AGL Resources, Inc.	1,680,600	66,955

Schedule of Investments

NFJ Small-Cap Value Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Amerigas Partners L.P.	353,000	$16,965
Atmos Energy Corp.	2,141,500	73,025
Energen Corp.	1,471,400	92,875
Southwest Gas Corp.	1,298,200	50,591
Suburban Propane Partners L.P.	739,700	41,741
UGI Corp.	2,323,400	76,440
WGL Holdings, Inc.	1,696,500	66,164

		484,756

Health Care Equipment & Supplies—4.7%
Cooper Cos., Inc.	1,673,300	116,211
Invacare Corp.	1,384,800	43,095
STERIS Corp.	2,129,900	73,567
Teleflex, Inc.	1,406,400	81,543
West Pharmaceutical Services, Inc.	1,412,200	63,224

		377,640

Health Care Providers & Services—1.0%
Owens & Minor, Inc.	2,398,600	77,907

Hotels, Restaurants & Leisure—0.9%
Bob Evans Farms, Inc.	866,800	28,258
Dover Downs Gaming & Entertainment, Inc.	660,600	2,371
International Speedway Corp., Class A (a)	1,494,200	44,527

		75,156

Household Products—0.2%
WD-40 Co.	341,500	14,459

Industrial Conglomerates—0.1%
Standex International Corp.	173,448	6,572

Insurance—3.1%
American Equity Investment Life Holding Co.	1,613,300	21,166
American Financial Group, Inc.	2,379,600	83,334
Delphi Financial Group, Inc., Class A	2,348,000	72,107
Infinity Property & Casualty Corp.	370,500	22,041
Montpelier Re Holdings Ltd.	436,600	7,715
RLI Corp.	738,700	42,586

		248,949

Internet & Catalog Retail—0.3%
PetMed Express, Inc. (a)	1,297,300	20,575

Leisure Equipment & Products—0.3%
Sturm Ruger & Co., Inc. (a)	1,231,300	28,283

Life Sciences Tools & Services—1.0%
PerkinElmer, Inc.	3,125,672	82,111

	Shares	Value* (000s)
Machinery—3.9%
Albany International Corp., Class A	412,745	$10,277
Barnes Group, Inc.	2,242,400	46,821
Crane Co.	1,932,200	93,577
Harsco Corp.	2,019,500	71,268
Valmont Industries, Inc.	917,400	95,749

		317,692

Marine—0.1%
Baltic Trading Ltd. (a)	1,132,500	10,328

Media—1.8%
Cinemark Holdings, Inc.	3,490,700	67,545
Meredith Corp. (a)	2,322,100	78,766

		146,311

Metals & Mining—5.4%
AMCOL International Corp.	805,300	28,975
Compass Minerals International, Inc.	1,031,600	96,485
Gold Resource Corp.	1,362,406	36,267
HudBay Minerals, Inc.	4,838,700	78,807
IAMGOLD Corp.	4,600,300	101,299
Royal Gold, Inc.	1,850,255	96,953

		438,786

Multi-Utilities—2.3%
Avista Corp.	1,683,300	38,935
OGE Energy Corp.	1,670,700	84,470
Vectren Corp.	2,216,100	60,278

		183,683

Oil, Gas & Consumable Fuels—14.9%
Alliance Resource Partners L.P.	459,200	37,393
Berry Petroleum Co., Class A	2,230,700	112,539
Buckeye Partners L.P.	1,005,100	63,864
Cimarex Energy Co.	1,031,000	118,812
El Paso Pipeline Partners L.P.	1,171,100	42,429
EXCO Resources, Inc.	4,475,400	92,462
Frontline Ltd.	2,598,100	64,355
Holly Corp.	1,926,400	117,048
Knightsbridge Tankers Ltd.	429,000	10,742
Linn Energy LLC, UNIT	2,781,900	108,299
Magellan Midstream Partners L.P.	1,450,900	86,851
Ship Finance International Ltd.	1,762,800	36,543
Southern Union Co.	3,007,600	86,078
Sunoco Logistics Partners L.P.	447,900	38,869
TC Pipelines L.P.	393,000	20,440
Transmontaigne Partners L.P.	413,800	15,033
W&T Offshore, Inc.	1,869,600	42,608
World Fuel Services Corp.	2,745,100	111,478

		1,205,843

Paper & Forest Products—0.1%
Neenah Paper, Inc.	406,200	8,924

Schedule of Investments

NFJ Small-Cap Value Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Real Estate Investment Trust—4.1%
CommonWealth	1,179,250	$30,625
CreXus Investment Corp.	837,800	9,568
Equity One, Inc.	2,000,300	37,546
Franklin Street Properties Corp.	2,946,400	41,456
Healthcare Realty Trust, Inc.	2,351,600	53,381
Omega Healthcare Investors, Inc.	3,446,800	77,001
PS Business Parks, Inc.	741,400	42,957
Sovran Self Storage, Inc.	926,200	36,631

		329,165

Semiconductors & Semiconductor Equipment—0.5%
Himax Technologies, Inc. ADR	2,163,100	5,127
Micrel, Inc.	2,458,700	33,143

		38,270

Specialty Retail—4.1%
Aaron’s, Inc.	3,510,300	89,021
Brown Shoe Co., Inc.	555,884	6,793
Buckle, Inc. (a)	2,423,700	97,918
Group 1 Automotive, Inc. (a)	1,715,000	73,402
RadioShack Corp.	4,101,600	61,565

		328,699

Textiles, Apparel & Luxury Goods—1.7%
Jones Group, Inc.	2,767,900	38,058
Oxford Industries, Inc.	410,300	14,028
Wolverine World Wide, Inc.	2,386,900	88,984

		141,070

Tobacco—0.8%
Universal Corp. (a)	1,512,400	65,850

Wireless Telecommunication Services—0.2%
Partner Communications Co., Ltd. ADR	868,200	16,504

Total Common Stock (cost—$5,418,158)		7,619,417

MUTUAL FUNDS—1.3%

Central Fund of Canada Ltd., Class A (cost—$57,860)	4,761,300	106,510

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—4.6%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $374,957; collateralized by Fannie Mae Discount Notes, zero coupon, due 4/25/11 - 5/2/11, valued at $382,460 (cost—$374,957)	$374,957	$374,957

Total Investments (cost—$5,850,975)—100.0%		8,100,884

Liabilities in excess of other assets—(0.0)%		(1,972)

Net Assets—100.0%		$8,098,912

Notes to Schedule of Investments:

(a)	Affiliated Security.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

RCM Disciplined International Equity Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.1%

China—0.9%
China Construction Bank Corp., Class H	425,000	$398

Czech Republic—0.9%
CEZ AS	7,900	404

France—9.4%
Air Liquide S.A.	4,346	578
AXA S.A.	24,000	501
Compagnie Generale des Etablissements Michelin, Class B	5,500	465
Danone	13,600	888
Total S.A.	25,300	1,542

		3,974

Germany—9.6%
Aixtron SE	12,500	548
Bayer AG	12,294	950
Metro AG	7,500	511
SAP AG	13,804	844
Siemens AG	8,975	1,228

		4,081

Hong Kong—1.0%
CNOOC Ltd.	161,000	408

India—1.2%
ICICI Bank Ltd.	20,800	518

Indonesia—1.1%
Perusahaan Gas Negara PT	1,000,000	447

Israel—1.5%
Teva Pharmaceutical Industries Ltd. ADR	12,600	632

Italy—1.8%
DiaSorin SpA	7,000	308
Saipem SpA	8,600	457

		765

Japan—20.1%
Benesse Holdings, Inc.	11,500	472
Fujitsu Ltd.	72,000	407
JGC Corp.	25,000	583
KDDI Corp.	89	550
Komatsu Ltd.	19,000	645
Kuraray Co., Ltd.	56,000	723
Nidec Corp.	6,000	520
Nintendo Co., Ltd.	2,200	598
Nippon Electric Glass Co., Ltd.	55,000	780

	Shares	Value* (000s)
Nitto Denko Corp.	10,800	$572
SMC Corp.	3,500	576
Softbank Corp.	16,800	669
Sumitomo Mitsui Financial Group, Inc.	24,700	766
Yahoo! Japan Corp.	1,870	668

		8,529

Korea (Republic of)—1.1%
KT Corp.	13,000	461

Netherlands—5.8%
ASML Holding NV (b)	13,700	609
ING Groep NV, Dutch Certificate (b)	47,000	597
Koninklijke KPN NV	35,600	607
Unilever NV, Dutch Certificate	20,800	652

		2,465

Norway—1.2%
Marine Harvest ASA	425,000	527

Singapore—1.9%
SembCorp Industries Ltd.	200,000	827

South Africa—2.1%
MTN Group Ltd.	22,000	444
Sasol Ltd.	8,000	463

		907

Spain—4.4%
Banco Bilbao Vizcaya Argentaria S.A.	64,200	779
Telefonica S.A.	43,000	1,079

		1,858

Sweden—2.3%
Elekta AB, Class B	8,800	352
Hennes & Mauritz AB, Class B	18,200	604

		956

Switzerland—5.3%
Actelion Ltd. (b)	8,500	489
Novartis AG	17,200	931
UBS AG (b)	46,500	837

		2,257

United Kingdom—27.5%
Anglo American PLC	29,100	1,495
BAE Systems PLC	138,000	719
Compass Group PLC	67,000	602
HSBC Holdings PLC	46,833	484
ICAP PLC	84,000	711
Inmarsat PLC	80,000	774
Kingfisher PLC	120,000	473
Meggitt PLC	121,000	666
Prudential PLC	63,000	714
Reckitt Benckiser Group PLC	17,125	879

Schedule of Investments

RCM Disciplined International Equity Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Rio Tinto PLC	20,300	$1,435
Serco Group PLC	62,600	560
Shire PLC	23,574	684
Smith & Nephew PLC	45,000	507
Standard Chartered PLC	27,000	700
Vodafone Group PLC	98,097	280

		11,683

Total Investments (cost—$37,247) (a)—99.1%		42,097

Other assets less liabilities—0.9%		364

Net Assets—100.0%		$42,461

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $39,869 representing 93.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Global Resources Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.4%

Australia—2.7%
BHP Billiton Ltd.	35,500	$1,704

Brazil—3.0%
Petroleo Brasileiro S.A. ADR	15,810	639
Vale S.A. ADR	38,615	1,288

		1,927

Canada—7.2%
Barrick Gold Corp.	12,236	636
Canadian Natural Resources Ltd.	23,372	1,156
Goldcorp, Inc.	13,150	655
Suncor Energy, Inc.	48,810	2,189

		4,636

China—1.0%
Trina Solar Ltd. ADR (b)	21,960	661

Denmark—1.6%
Vestas Wind Systems A/S (b)	23,260	1,010

France—1.0%
Companie Generale de Geophysique (b)	18,115	655

Luxembourg—2.4%
ArcelorMittal	24,530	887
Tenaris S.A. ADR	13,720	679

		1,566

Netherlands—2.2%
Core Laboratories NV	8,160	834
LyondellBasell Industries NV, Class A (b)	14,070	556

		1,390

United Kingdom—12.3%
BG Group PLC	59,800	1,485
Ensco PLC ADR	10,725	620
Rio Tinto PLC	25,670	1,815
Royal Dutch Shell PLC, Class A	72,666	2,636
Xstrata PLC	56,325	1,314

		7,870

United States—66.0%
Air Products & Chemicals, Inc.	11,335	1,022
Allegheny Technologies, Inc.	7,980	540
Alpha Natural Resources, Inc. (b)	36,900	2,191
Anadarko Petroleum Corp.	23,390	1,916
Arch Coal, Inc.	36,300	1,308
Baker Hughes, Inc.	8,545	627
Brigham Exploration Co. (b)	32,670	1,215
Cameron International Corp. (b)	37,880	2,163
Cliffs Natural Resources, Inc.	14,280	1,403

	Shares	Value* (000s)
Concho Resources, Inc. (b)	10,290	$1,104
Consol Energy, Inc.	11,500	617
Dow Chemical Co.	15,180	573
Exxon Mobil Corp.	14,495	1,220
First Solar, Inc. (b)	11,655	1,875
FMC Technologies, Inc. (b)	6,685	632
Freeport-McMoRan Copper & Gold, Inc.	40,235	2,235
Halliburton Co.	12,985	647
International Coal Group, Inc. (b)	39,460	446
Kodiak Oil & Gas Corp. (b)	73,515	493
Marathon Oil Corp.	38,900	2,074
Monsanto Co.	8,210	593
National Oilwell Varco, Inc.	33,510	2,656
Newfield Exploration Co. (b)	8,950	680
Noble Energy, Inc.	7,740	748
Nucor Corp.	20,095	925
Oasis Petroleum, Inc. (b)	21,005	664
Occidental Petroleum Corp.	5,780	604
Patriot Coal Corp. (b)	25,700	664
Peabody Energy Corp.	23,215	1,671
PetroHawk Energy Corp. (b)	45,400	1,114
Pioneer Natural Resources Co.	10,100	1,029
Range Resources Corp.	12,525	732
Rowan Cos., Inc. (b)	14,915	659
Schlumberger Ltd.	24,135	2,251
Southwestern Energy Co. (b)	22,950	986
Steel Dynamics, Inc.	64,050	1,202
U.S. Steel Corp.	16,855	909

		42,388

Total Common Stock (cost—$49,554)		63,807

	Principal Amount (000s)
Repurchase Agreement—1.5%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $997; collateralized by Fannie Mae Discount Note, zero coupon, due 5/2/11, valued at $1,020 (cost—$997)	$997	997

Total Investments (cost—$50,551) (a)—100.9%		64,804

Liabilities in excess of other assets—(0.9)%		(588)

Net Assets—100.0%		$64,216

Schedule of Investments

RCM Global Resources Fund

March 31, 2011 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $11,506, representing 17.9% of net assets were valued utilizing modeling tools provided by a third party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Global Small-Cap Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.9%

Australia—0.9%
Boart Longyear Ltd.	92,836	$450
Perseus Mining Ltd. (b)	133,000	425

		875

Austria—1.6%
Andritz AG	7,155	667
Conwert Immobilien Invest SE	21,395	354
Schoeller-Bleckmann Oilfield Equipment AG	5,255	517

		1,538

Canada—0.7%
MDC Partners, Inc., Class A	37,660	632

China—1.8%
Beijing Jingkelong Co., Ltd.	453,000	552
Camelot Information Systems, Inc. ADR (b)	45,790	760
Guangzhou Shipyard International Co., Ltd.	222,000	449
Peace Mark Holdings Ltd. (b)(c)	932,000	—

		1,761

Denmark—0.4%
Christian Hansen Holding A/S	17,740	402

Finland—2.8%
Konecranes Oyj (b)	12,145	562
Nokian Renkaat Oyj	17,560	747
Ramirent Oyj (b)	37,550	617
Talvivaara Mining Co. PLC (b)	25,320	237
Vacon PLC	8,350	515

		2,678

France—0.3%
Virbac S.A.	1,655	276

Germany—2.8%
Delticom AG	6,905	623
Deutsche Wohnen AG (b)	18,670	269
Dialog Semiconductor PLC (b)	33,980	701
Pfeiffer Vacuum Technology AG	4,485	627
Software AG	2,930	484

		2,704

Hong Kong—1.3%
Dah Chong Hong Holdings Ltd.	378,000	424
Great Eagle Holdings Ltd.	96,000	322
Varitronix International Ltd.	785,000	529

		1,275

Israel—0.6%
RADWARE Ltd. (b)	14,705	521

	Shares	Value* (000s)
Italy—0.5%
Yoox SpA (b)	34,500	$479

Japan—8.6%
Aozora Bank Ltd.	234,000	529
Credit Saison Co., Ltd.	19,600	316
Cyber Agent, Inc.	100	352
Denki Kagaku Kogyo KK	47,000	232
EPS Co., Ltd.	200	467
Ferrotec Corp.	15,000	333
Fuji Machine Manufacturing Co., Ltd.	19,300	434
Kakaku.com, Inc.	63	351
Kimoto Co., Ltd.	31,300	233
Maruwa Co., Ltd.	23,400	758
Message Co., Ltd.	165	457
Nichicon Corp.	30,100	426
Nippon Shokubai Co., Ltd.	53,000	663
Sanyo Special Steel Co., Ltd.	88,000	470
Sintokogio Ltd.	50,400	530
Toho Zinc Co., Ltd.	70,000	326
Tokyo Ohka Kogyo Co., Ltd.	12,900	266
Unipres Corp.	17,800	356
U-Shin Ltd.	46,600	362
V Technology Co., Ltd.	35	318

		8,179

Korea (Republic of)—1.1%
Hyundai Department Store Co., Ltd.	2,750	356
Korea Petrochemical Ind Co., Ltd.	6,700	720

		1,076

Netherlands—1.4%
Imtech NV	14,745	547
Nutreco NV	4,755	349
Unit 4 NV	13,060	444

		1,340

Norway—1.1%
Prosafe SE	52,350	397
Schibsted ASA	21,010	617

		1,014

Philippines—0.4%
Alliance Global Group, Inc.	1,428,600	392

Sweden—2.3%
Elekta AB, Class B	13,515	540
Hufvudstaden AB, Ser. A	38,325	456
JM AB	30,255	804
Lindab International AB (b)	30,560	403

		2,203

Switzerland—3.3%
Aryzta AG	7,005	352

Schedule of Investments

RCM Global Small-Cap Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Dufry Group (b)	6,000	$691
Interroll Holding AG (b)	1,415	662
Swissquote Group Holding S.A.	7,125	427
Temenos Group AG (b)	13,155	498
Vetropack Holding AG	245	507

		3,137

Taiwan—1.1%
Career Technology Mfg. Co., Ltd.	194,000	339
Catcher Technology Co., Ltd.	76,000	376
SemiLEDs Corp. (b)	23,390	368

		1,083

United Kingdom—6.3%
Ashtead Group PLC	172,800	550
Aveva Group PLC	16,995	440
Croda International PLC	25,540	688
Derwent London PLC, REIT	16,585	437
Domino’s Pizza UK & IRL PLC	48,245	331
Hikma Pharmaceuticals PLC	45,965	543
Hunting PLC	20,400	254
John Wood Group PLC	65,000	665
Michael Page International PLC	78,690	648
Restaurant Group PLC	118,400	569
Rotork PLC	16,600	465
Spirax-Sarco Engineering PLC	14,395	447

		6,037

United States—57.6%
Acme Packet, Inc. (b)	9,010	639
Actuant Corp., Class A	29,530	856
Ariba, Inc. (b)	32,880	1,123
Aruba Networks, Inc. (b)	24,875	842
Aspen Technology, Inc. (b)	50,310	754
Atlas Air Worldwide Holdings, Inc. (b)	9,600	669
BE Aerospace, Inc. (b)	20,385	724
BroadSoft, Inc. (b)	8,675	414
Calix, Inc. (b)	42,210	857
Caribou Coffee Co., Inc. (b)	52,380	533
Carpenter Technology Corp.	16,930	723
Carrizo Oil & Gas, Inc. (b)	16,860	623
Cavium Networks, Inc. (b)	14,120	634
Centene Corp. (b)	16,915	558
Cepheid, Inc. (b)	23,310	653
Cheesecake Factory, Inc. (b)	19,195	578
Codexis, Inc. (b)	27,525	326
Commvault Systems, Inc. (b)	23,500	937
Cooper Cos., Inc.	10,465	727
Cymer, Inc. (b)	12,370	700
Cypress Semiconductor Corp. (b)	23,470	455
Diamond Foods, Inc.	9,960	556
Dril-Quip, Inc. (b)	8,005	633
Emulex Corp. (b)	59,995	640

	Shares	Value* (000s)
Fairchild Semiconductor International, Inc. (b)	35,730	$650
Finisar Corp. (b)	38,820	955
Fresh Market, Inc. (b)	8,050	304
Genesee & Wyoming, Inc., Class A (b)	12,975	755
Gentiva Health Services, Inc. (b)	17,980	504
G-III Apparel Group Ltd. (b)	18,105	680
Halozyme Therapeutics, Inc. (b)	41,295	277
Health Management Associates, Inc., Class A (b)	44,905	489
HeartWare International, Inc. (b)	4,965	425
HMS Holdings Corp. (b)	8,420	689
Iberiabank Corp.	8,345	502
IPC The Hospitalist Co., Inc. (b)	13,925	632
Key Energy Services, Inc. (b)	42,800	666
Koppers Holdings, Inc.	13,970	596
Korn/Ferry International (b)	26,355	587
Lattice Semiconductor Corp. (b)	87,520	516
Maidenform Brands, Inc. (b)	22,255	636
Masimo Corp.	16,965	562
Natus Medical, Inc. (b)	41,765	702
NeoPhotonics Corp. (b)	48,650	550
NewStar Financial, Inc. (b)	72,575	793
Oasis Petroleum, Inc. (b)	17,595	556
OfficeMax, Inc. (b)	33,480	433
OpenTable, Inc. (b)	5,805	617
Packaging Corp. of America	17,125	495
Patriot Coal Corp. (b)	22,710	587
Pharmasset, Inc. (b)	7,960	627
Plexus Corp. (b)	19,435	681
Polaris Industries, Inc.	10,320	898
Popular, Inc. (b)	181,035	527
Primo Water Corp. (b)	32,380	397
Questcor Pharmaceuticals, Inc. (b)	24,510	353
Radiant Systems, Inc. (b)	37,045	656
RBC Bearings, Inc. (b)	22,860	874
Regal-Beloit Corp.	9,760	721
Roadrunner Transportation Systems, Inc. (b)	44,205	663
Robbins & Myers, Inc.	18,565	854
Rockwood Holdings, Inc. (b)	17,370	855
SAVVIS, Inc. (b)	29,375	1,089
Seattle Genetics, Inc. (b)	27,515	428
Sirona Dental Systems, Inc. (b)	15,295	767
Snap-On, Inc.	10,315	619
Solera Holdings, Inc.	11,930	610
Sonic Automotive, Inc., Class A	35,735	501
Sourcefire, Inc. (b)	21,345	587

Schedule of Investments

RCM Global Small-Cap Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Steven Madden Ltd. (b)	12,770	$599
Stifel Financial Corp. (b)	9,470	680
Sunstone Hotel Investors, Inc., REIT (b)	39,075	398
Taleo Corp., Class A (b)	21,380	762
Texas Roadhouse, Inc.	29,000	493
TiVo, Inc. (b)	38,730	339
Tower International, Inc. (b)	40,750	690
Tractor Supply Co.	10,925	654
TriQuint Semiconductor, Inc. (b)	57,290	740
Ultimate Software Group, Inc. (b)	13,475	792
United Therapeutics Corp. (b)	5,215	349
Vera Bradley, Inc. (b)	16,915	714
Volcano Corp. (b)	16,430	421
WABCO Holdings, Inc. (b)	10,070	621
Warnaco Group, Inc. (b)	10,730	614
WESCO International, Inc. (b)	11,920	745
Western Alliance Bancorp (b)	80,555	662
Westlake Chemical Corp.	9,315	523
WMS Industries, Inc. (b)	11,145	394

		55,209

Total Common Stock (cost—$71,017)		92,811

PREFERRED STOCK—0.4%

Germany—0.4%
Fuchs Petrolub AG (cost—$388)	2,715	404

	Principal Amount (000s)
Repurchase Agreement—2.1%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $1,983; collateralized by U.S. Treasury Notes, 2.875%, due 3/31/18, valued at $2,028 including accrued interest (cost—$1,983)	$1,983	1,983

Total Investments (cost—$73,388) (a)—99.4%		95,198

Other assets less liabilities—0.6%		563

Net Assets—100.0%		$95,761

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $31,280 representing 33.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair Valued—Security with an aggregate value of $0, representing 0.0% of net assets.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

RCM Large-Cap Growth Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.8%

Aerospace & Defense—3.6%
Precision Castparts Corp.	58,240	$8,572
United Technologies Corp.	103,655	8,774

		17,346

Auto Components—0.9%
Lear Corp.	87,460	4,274

Beverages—2.9%
Coca-Cola Co.	139,255	9,240
PepsiCo, Inc.	71,485	4,604

		13,844

Biotechnology—1.0%
Amgen, Inc. (a)	92,026	4,919

Chemicals—1.4%
Air Products & Chemicals, Inc.	51,090	4,607
Potash Corp. of Saskatchewan, Inc.	35,110	2,076

		6,683

Commercial Banks—1.2%
Wells Fargo & Co.	176,315	5,589

Communications Equipment—4.3%
Cisco Systems, Inc.	487,515	8,361
F5 Networks, Inc. (a)	41,665	4,274
QUALCOMM, Inc.	139,306	7,638

		20,273

Computers & Peripherals—10.1%
Apple, Inc. (a)	88,400	30,803
EMC Corp. (a)	383,449	10,180
NetApp, Inc. (a)	147,625	7,113

		48,096

Consumer Finance—1.0%
American Express Co.	104,878	4,741

Diversified Financial Services—1.3%
JPMorgan Chase & Co.	129,825	5,985

Electrical Equipment—1.6%
Cooper Industries PLC	118,605	7,698

Energy Equipment & Services—7.6%
Cameron International Corp. (a)	171,175	9,774
National Oilwell Varco, Inc.	103,690	8,220
Schlumberger Ltd.	193,857	18,079

		36,073

Financial Services—1.3%
Visa, Inc., Class A	82,230	6,054

	Shares	Value* (000s)
Health Care Providers & Services—5.0%
Cardinal Health, Inc.	263,390	$10,833
Express Scripts, Inc. (a)	149,245	8,299
UnitedHealth Group, Inc.	102,470	4,632

		23,764

Hotels, Restaurants & Leisure—6.1%
Carnival Corp., UNIT	132,010	5,064
McDonald’s Corp.	133,570	10,163
Starbucks Corp.	169,085	6,248
Starwood Hotels & Resorts Worldwide, Inc.	127,075	7,386

		28,861

Household Products—1.1%
Procter & Gamble Co.	86,835	5,349

Insurance—1.1%
Aflac, Inc.	98,925	5,221

Internet & Catalog Retail—3.4%
Amazon.com, Inc. (a)	42,925	7,732
NetFlix, Inc. (a)	36,525	8,669

		16,401

Internet Software & Services—4.1%
Google, Inc., Class A (a)	33,475	19,623

IT Services—0.4%
Accenture PLC, Class A	34,003	1,871

Leisure Equipment & Products—1.4%
Hasbro, Inc.	137,300	6,431

Machinery—7.4%
Deere & Co.	99,415	9,632
Eaton Corp.	151,205	8,383
Flowserve Corp.	62,040	7,991
Joy Global, Inc.	91,479	9,039

		35,045

Media—2.2%
Walt Disney Co.	243,690	10,501

Metals & Mining—4.7%
Allegheny Technologies, Inc.	125,765	8,517
Freeport-McMoRan Copper & Gold, Inc.	90,780	5,043
Vale S.A. ADR	264,030	8,805

		22,365

Multiline Retail—1.0%
Target Corp.	98,385	4,920

Oil, Gas & Consumable Fuels—1.9%
Occidental Petroleum Corp.	87,415	9,134

Schedule of Investments

RCM Large-Cap Growth Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Pharmaceuticals—3.9%
Allergan, Inc.	81,550	$5,792
Teva Pharmaceutical Industries Ltd. ADR	125,360	6,289
Watson Pharmaceuticals, Inc. (a)	117,805	6,598

		18,679

Road & Rail—2.1%
Union Pacific Corp.	101,255	9,956

Semiconductors & Semiconductor Equipment—6.4%
Broadcom Corp., Class A	116,310	4,580
First Solar, Inc. (a)	40,085	6,447
Intel Corp.	383,440	7,734
Marvell Technology Group Ltd. (a)	276,670	4,302
Microchip Technology, Inc.	194,330	7,387

		30,450

Software—5.5%
Microsoft Corp.	87,910	2,229
Oracle Corp.	473,400	15,798
Salesforce.com, Inc. (a)	60,683	8,106

		26,133

Specialty Retail—1.0%
Lowe’s Cos., Inc.	183,287	4,844

Textiles, Apparel & Luxury Goods—0.9%
Nike, Inc., Class B	53,665	4,062

Total Common Stock (cost—$368,696)		465,185

	Principal Amount (000s)
Repurchase Agreement—1.7%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $8,164; collateralized by U.S. Treasury Note, 0.625%, due 1/31/13, valued at $8,330 including accrued interest (cost—$8,164)	$8,164	8,164

Total Investments (cost—$376,860)—99.5%		473,349

Other assets less liabilities—0.5%		2,267

Net Assets—100.0%		$475,616

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Transactions in options written for the nine months ended March 31, 2011 (amounts in thousands except for number of contracts):

	Contracts	Premiums Received
Options outstanding, June 30, 2010	20,213	$3,388
Options terminated in closing transactions	(100)	(130)
Options exercised	(400)	(518)
Options expired	(19,713)	(2,740)

Options outstanding, March 31, 2011	—	—

Schedule of Investments

RCM Mid-Cap Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.9%

Aerospace & Defense—1.4%
Goodrich Corp.	13,605	$1,164

Air Freight & Logistics—0.7%
Expeditors International of Washington, Inc.	12,245	614

Airlines—1.0%
AMR Corp. (a)	125,215	809

Auto Components—2.9%
BorgWarner, Inc. (a)	14,750	1,175
Lear Corp.	24,155	1,181

		2,356

Beverages—2.6%
Coca-Cola Enterprises, Inc.	29,380	802
Hansen Natural Corp. (a)	21,270	1,281

		2,083

Biotechnology—1.8%
Seattle Genetics, Inc. (a)	49,630	773
United Therapeutics Corp. (a)	9,852	660

		1,433

Capital Markets—1.4%
Invesco Ltd.	8,925	228
Lazard Ltd., Class A	22,525	937

		1,165

Chemicals—1.5%
LyondellBasell Industries NV, Class A (a)	31,060	1,228

Commercial Banks—2.4%
Fifth Third Bancorp	61,790	858
Zions Bancorporation	46,250	1,066

		1,924

Commercial Services & Supplies—0.4%
Republic Services, Inc.	11,746	353

Communications Equipment—3.1%
Brocade Communications Systems, Inc. (a)	155,895	959
F5 Networks, Inc. (a)	8,585	881
Finisar Corp. (a)	29,405	723

		2,563

Computers & Peripherals—1.6%
NetApp, Inc. (a)	26,585	1,281

Construction & Engineering—0.9%
Foster Wheeler AG (a)	20,645	777

	Shares	Value* (000s)
Containers & Packaging—1.4%
Owens-Illinois, Inc. (a)	36,825	$1,112

Electrical Equipment—5.3%
AMETEK, Inc.	34,264	1,503
Cooper Industries PLC	15,410	1,000
Rockwell Automation, Inc.	14,630	1,385
Roper Industries, Inc.	4,965	429

		4,317

Electronic Equipment, Instruments & Components—0.8%
TE Connectivity Ltd.	18,590	647

Energy Equipment & Services—4.1%
Cameron International Corp. (a)	26,720	1,526
Rowan Cos., Inc. (a)	19,440	859
Weatherford International Ltd. (a)	41,110	929

		3,314

Food & Staples Retailing—1.2%
Fresh Market, Inc. (a)	13,760	519
Whole Foods Market, Inc.	7,510	495

		1,014

Food Products—0.9%
Hershey Co.	12,915	702

Health Care Equipment & Supplies—4.3%
Cooper Cos., Inc.	17,455	1,212
Edwards Lifesciences Corp. (a)	6,330	551
HeartWare International, Inc. (a)	3,760	322
Intuitive Surgical, Inc. (a)	1,630	543
Sirona Dental Systems, Inc. (a)	14,505	728
St. Jude Medical, Inc.	2,655	136

		3,492

Health Care Providers & Services—1.7%
Centene Corp. (a)	27,305	900
DaVita, Inc. (a)	5,785	495

		1,395

Health Care Technology—1.2%
Cerner Corp. (a)	9,005	1,001

Hotels, Restaurants & Leisure—3.1%
Chipotle Mexican Grill, Inc., Class A (a)	3,385	922
Royal Caribbean Cruises Ltd. (a)	6,825	282
Starwood Hotels & Resorts Worldwide, Inc.	22,460	1,305

		2,509

Insurance—0.5%
Arch Capital Group Ltd. (a)	4,425	439

Schedule of Investments

RCM Mid-Cap Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Internet & Catalog Retail—1.9%
NetFlix, Inc. (a)	4,820	$1,144
Priceline.com, Inc. (a)	860	437

		1,581

Internet Software & Services—0.8%
Monster Worldwide, Inc. (a)	38,850	618

Leisure Equipment & Products—1.6%
Hasbro, Inc.	28,715	1,345

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc. (a)	10,585	474
Illumina, Inc. (a)	5,565	390

		864

Machinery—5.4%
Flowserve Corp.	4,790	617
Gardner Denver, Inc.	12,685	990
Joy Global, Inc.	3,370	327
Manitowoc Co., Inc.	16,590	363
Navistar International Corp. (a)	19,665	1,363
Terex Corp. (a)	19,935	738

		4,398

Media—4.0%
CBS Corp., Class B	48,540	1,215
DreamWorks Animation SKG, Inc., Class A (a)	28,320	791
McGraw-Hill Cos., Inc.	23,995	945
Scripps Networks Interactive, Inc., Class A	6,060	304

		3,255

Metals & Mining—2.5%
Carpenter Technology Corp.	17,990	769
Cliffs Natural Resources, Inc.	12,945	1,272

		2,041

Multiline Retail—1.2%
Dollar Tree, Inc. (a)	17,859	992

Oil, Gas & Consumable Fuels—3.4%
Alpha Natural Resources, Inc. (a)	23,090	1,371
Newfield Exploration Co. (a)	7,805	593
Pioneer Natural Resources Co.	7,745	789

		2,753

Paper & Forest Products—1.4%
International Paper Co.	37,535	1,133

Pharmaceuticals—2.1%
Shire PLC ADR	8,775	764
Watson Pharmaceuticals, Inc. (a)	17,030	954

		1,718

	Shares	Value* (000s)
Road & Rail—1.4%
J.B. Hunt Transport Services, Inc.	25,455	$1,156

Semiconductors & Semiconductor Equipment—9.5%
Analog Devices, Inc.	28,000	1,103
Atmel Corp. (a)	25,055	341
Avago Technologies Ltd.	32,400	1,008
Cymer, Inc. (a)	15,960	903
First Solar, Inc. (a)	2,555	411
Lam Research Corp. (a)	11,085	628
Marvell Technology Group Ltd. (a)	34,130	531
Microchip Technology, Inc.	20,135	765
NVIDIA Corp. (a)	19,530	360
ON Semiconductor Corp. (a)	75,460	745
Skyworks Solutions, Inc. (a)	29,775	965

		7,760

Software—7.1%
Citrix Systems, Inc. (a)	19,700	1,447
Informatica Corp. (a)	6,450	337
Intuit, Inc. (a)	18,150	964
Longtop Financial Technologies Ltd. ADR (a)	17,910	563
Salesforce.com, Inc. (a)	8,995	1,201
Solera Holdings, Inc.	12,265	627
TIBCO Software, Inc. (a)	24,155	658

		5,797

Specialty Retail—5.0%
Bed Bath & Beyond, Inc. (a)	11,915	575
Dick’s Sporting Goods, Inc. (a)	32,620	1,304
Guess?, Inc.	16,404	646
O’Reilly Automotive, Inc. (a)	10,535	605
Williams-Sonoma, Inc.	22,650	917

		4,047

Textiles, Apparel & Luxury Goods—1.1%
Coach, Inc.	12,840	668
Polo Ralph Lauren Corp.	1,920	238

		906

Wireless Telecommunication Services—2.2%
SBA Communications Corp., Class A (a)	20,955	831
Sprint Nextel Corp., Ser. 1 (a)	206,405	958

		1,789

Total Common Stock (cost—$62,878)		79,845

Schedule of Investments

RCM Mid-Cap Fund

March 31, 2011 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—2.1%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $1,699; collateralized by Fannie Mae, 2.00%, due 1/9/12, valued at $1,735 including accrued interest (cost—$1,699)	$1,699	$1,699

Total Investments (cost—$64,577)—100.0%		81,544

Liabilities in excess of other assets—(0.0)%		(26)

Net Assets—100.0%		$81,518

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—101.1%

Aerospace & Defense—1.1%
Goodrich Corp.	510	$44
Precision Castparts Corp. (a)	625	92

		136

Air Freight & Logistics—1.5%
FedEx Corp. (a)	1,870	175

Airlines—0.7%
AMR Corp. (a)(b)	13,400	87

Auto Components—0.5%
Lear Corp.	1,190	58

Automobiles—0.4%
Ford Motor Co. (a)(b)	3,455	52

Biotechnology—2.4%
Amgen, Inc. (b)	960	51
Dendreon Corp. (a)(b)	4,000	150
Seattle Genetics, Inc. (b)	5,960	93

		294

Chemicals—2.2%
Air Products & Chemicals, Inc. (a)	684	62
LyondellBasell Industries NV, Class A (a)(b)	5,135	203

		265

Commercial Banks—3.1%
Fifth Third Bancorp (a)	27,000	375

Communications Equipment—1.8%
Cisco Systems, Inc.	1,605	27
F5 Networks, Inc. (a)(b)	1,435	147
RADWARE Ltd. (b)	1,090	39

		213

Computers & Peripherals—9.8%
Apple, Inc. (a)(b)	2,326	810
EMC Corp. (a)(b)	10,645	283
Hewlett-Packard Co. (a)	390	16
NetApp, Inc. (a)(b)	1,717	83

		1,192

Construction & Engineering—2.1%
Fluor Corp.	1,070	79
Quanta Services, Inc. (a)(b)	7,759	174

		253

Consumer Finance—2.4%
American Express Co.	985	44
Discover Financial Services (a)	10,400	251

		295

	Shares	Value* (000s)
Diversified Financial Services—0.7%
Bank of America Corp. (a)	6,540	$87

Diversified Telecommunication Services—0.6%
AT&T, Inc.	2,480	76

Electrical Equipment—3.9%
AMETEK, Inc. (a)	5,321	233
Cooper Industries PLC (a)	2,435	158
Rockwell Automation, Inc.	905	86

		477

Electronic Equipment, Instruments & Components—2.0%
Dolby Laboratories, Inc., Class A (b)	1,670	82
Itron, Inc. (a)(b)	1,935	109
NeoPhotonics Corp. (b)	4,455	51

		242

Energy Equipment & Services—4.0%
National Oilwell Varco, Inc. (a)	1,600	127
Schlumberger Ltd. (a)	3,168	295
Weatherford International Ltd. (b)	2,695	61

		483

Health Care Equipment & Supplies—1.5%
Alcon, Inc. (a)	347	58
Edwards Lifesciences Corp. (b)	785	68
Intuitive Surgical, Inc. (b)	178	59

		185

Health Care Providers & Services—4.8%
Aetna, Inc.	1,800	67
Cardinal Health, Inc. (a)	2,255	93
Community Health Systems, Inc. (b)	985	39
Express Scripts, Inc. (a)(b)	2,984	166
HCA Holdings, Inc. (a)(b)	4,100	139
McKesson Corp.	974	77

		581

Hotels, Restaurants & Leisure—4.1%
Carnival Corp., UNIT (a)	3,275	125
Las Vegas Sands Corp. (a)(b)	1,180	50
McDonald’s Corp. (a)	2,717	207
Starwood Hotels & Resorts Worldwide, Inc. (a)	2,070	120

		502

Insurance—1.4%
Arch Capital Group Ltd. (b)	745	74
MetLife, Inc. (a)	2,180	97

		171

Internet & Catalog Retail—2.2%
Amazon.com, Inc. (a)(b)	985	178
NetFlix, Inc. (b)	355	84

		262

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Internet Software & Services—3.9%
Akamai Technologies, Inc. (b)	1,590	$60
Google, Inc., Class A (a)(b)	708	415

		475

Leisure Equipment & Products—1.3%
Hasbro, Inc.	1,515	71
Mattel, Inc. (a)	3,635	91

		162

Life Sciences Tools & Services—1.1%
Thermo Fisher Scientific, Inc. (a)(b)	2,283	127

Machinery—0.3%
Deere & Co.	370	36

Media—3.2%
CBS Corp., Class B (a)	7,705	193
Walt Disney Co. (a)	4,559	196

		389

Metals & Mining—4.0%
Allegheny Technologies, Inc. (a)	4,590	311
Barrick Gold Corp.	1,376	71
Freeport-McMoRan Copper & Gold, Inc. (a)	1,780	99

		481

Oil, Gas & Consumable Fuels—5.6%
Arch Coal, Inc. (a)	6,740	243
Concho Resources, Inc. (a)(b)	1,010	109
Exxon Mobil Corp. (a)	1,320	111
Southwestern Energy Co. (a)(b)	5,102	219

		682

Paper & Forest Products—0.8%
International Paper Co. (a)	3,240	98

Pharmaceuticals—3.6%
Allergan, Inc. (a)	1,947	138
Pfizer, Inc. (a)	3,855	78
Teva Pharmaceutical Industries Ltd. ADR (a)	2,486	125
Watson Pharmaceuticals, Inc. (a)(b)	1,730	97

		438

Road & Rail—2.4%
Hertz Global Holdings, Inc. (a)(b)	18,200	284

Semiconductors & Semiconductor Equipment—7.0%
Analog Devices, Inc.	1,815	72
Broadcom Corp., Class A (a)	1,245	49
First Solar, Inc. (a)(b)	618	99
Intel Corp. (a)	11,155	225
Marvell Technology Group Ltd. (a)(b)	5,485	85
Microchip Technology, Inc. (a)	6,051	230

	Shares	Value* (000s)
Texas Instruments, Inc.	2,388	$83

		843

Software—8.1%
Adobe Systems, Inc. (a)(b)	7,615	253
Citrix Systems, Inc. (a)(b)	1,485	109
Microsoft Corp. (a)	2,635	67
Oracle Corp. (a)	9,335	311
Rovi Corp. (a)(b)	1,505	81
Salesforce.com, Inc. (a)(b)	1,185	158

		979

Specialty Retail—4.1%
Bed Bath & Beyond, Inc. (b)	1,278	62
Guess?, Inc. (a)	4,005	158
Lowe’s Cos., Inc. (a)	5,498	145
Ross Stores, Inc.	1,110	79
Urban Outfitters, Inc. (a)(b)	1,860	55

		499

Wireless Telecommunication Services —2.5%
American Tower Corp., Class A (a)(b)	1,895	98
Crown Castle International Corp. (a)(b)	2,405	102
Sprint Nextel Corp., Ser. 1 (a)(b)	21,710	101

		301

Total Common Stock (cost—$9,738)		12,255

	Principal Amount (000s)
Repurchase Agreement—4.5%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $545; collateralized by Fannie Mae, 2.00%, due 1/9/12, valued at $560 including accrued interest (cost—$545)	$545	545

	Contracts
OPTIONS PURCHASED (b)—2.2%

Call Options—2.2%
Accenture PLC (CBOE), strike price $52.50, expires 1/21/12	42	23
Broadcom Corp. (CBOE), strike price $45, expires 5/21/11	30	1

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2011 (unaudited)

	Contracts	Value* (000s)
Carnival Corp. (CBOE), strike price $38, expires 4/16/11	45	$5
CBS Corp. (CBOE), strike price $17.50, expires 1/21/12	116	95
Citigroup, Inc. (CBOE), strike price $5, expires 1/21/12	300	6
Citrix Systems, Inc. (CBOE), strike price $75, expires 1/21/12	11	10
Flowserve Corp. (CBOE), strike price $120, expires 1/21/12	15	28
Lear Corp. (CBOE), strike price $55, expires 6/18/11	26	2
Marvell Technology Group Ltd. (CBOE), strike price $20, expires 1/21/12	106	7
Procter & Gamble Co. (CBOE), strike price $65, expires 1/21/12	36	6
Skyworks Solutions, Inc. (CBOE), strike price $27, expires 5/21/11	20	12
Vale S.A. ADR (CBOE), strike price $35, expires 1/21/12	76	21
Watson Pharmaceuticals, Inc. (CBOE), strike price $45, expires 1/21/12	25	33
Yahoo!, Inc. (CBOE), strike price $17.50, expires 1/19/13	40	12

Total Options Purchased (cost—$228)		261

Total Investments, before options written (cost—$10,511)—107.8%		13,061

OPTIONS WRITTEN (b)—(7.8)%

Call Options—(6.0)%
Accenture PLC (CBOE), strike price $62.50, expires 1/21/12	42	(6)
Adobe Systems, Inc. (CBOE), strike price $22.50, expires 1/21/12	53	(60)
strike price $30, expires 1/21/12	22	(12)
Allegheny Technologies, Inc. (CBOE), strike price $40, expires 1/21/12	39	(114)
AMR Corp. (CBOE), strike price $7, expires 8/20/11	134	(8)
Apple, Inc. (CBOE), strike price $320, expires 4/16/11	10	(30)
Arch Coal, Inc. (CBOE), strike price $30, expires 4/16/11	49	(30)
Broadcom Corp. (CBOE), strike price $55, expires 5/21/11	30	— (c)

	Contracts	Value* (000s)
Carnival Corp. (CBOE), strike price $45, expires 4/16/11	45	$— (c)
CBS Corp. (CBOE), strike price $15, expires 1/21/12	69	(73)
strike price $25, expires 1/21/12	116	(41)
Dendreon Corp. (CBOE), strike price $25, expires 8/20/11	20	(25)
strike price $30, expires 8/20/11	20	(17)
F5 Networks, Inc. (CBOE), strike price $90, expires 1/21/12	9	(21)
Fifth Third Bancorp (CBOE), strike price $10, expires 1/21/12	128	(54)
strike price $11, expires 5/21/11	24	(7)
strike price $12.50, expires 1/21/12	73	(17)
Flowserve Corp. (CBOE), strike price $145, expires 1/21/12	15	(11)
Hertz Global Holdings, Inc. (CBOE), strike price $10, expires 1/21/12	182	(111)
International Paper Co. (CBOE), strike price $20, expires 1/21/12	28	(28)
Lear Corp. (CBOE), strike price $60, expires 6/18/11	26	(2)
Marvell Technology Group Ltd. (CBOE), strike price $25, expires 1/21/12	106	(1)
National Oilwell Varco, Inc. (CBOE), strike price $90, expires 8/20/11	16	(5)
Pfizer, Inc. (CBOE), strike price $16, expires 6/18/11	4	(2)
Procter & Gamble Co. (CBOE), strike price $72.50, expires 1/21/12	36	(1)
Quanta Services, Inc. (CBOE), strike price $20, expires 1/21/12	49	(20)
Sprint Nextel Corp. (CBOE), strike price $4, expires 1/21/12	196	(20)
Vale S.A. ADR (CBOE), strike price $45, expires 1/21/12	76	(4)
Watson Pharmaceuticals, Inc. (CBOE), strike price $60, expires 1/21/12	25	(9)

		(729)

Put Options—(1.8)%
Accenture PLC (CBOE), strike price $45, expires 1/21/12	42	(7)
American Express Co. (CBOE), strike price $40, expires 1/21/12	48	(13)
Arch Coal, Inc. (CBOE), strike price $21, expires 4/16/11	24	— (c)
Bank of America Corp. (CBOE), strike price $12, expires 8/20/11	107	(5)
strike price $12.50, expires 1/21/12	18	(2)

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2011 (unaudited)

	Contracts	Value* (000s)
Broadcom Corp. (CBOE), strike price $40, expires 5/21/11	30	$(7)
Carnival Corp. (CBOE), strike price $33, expires 4/16/11	45	— (c )
CBS Corp. (CBOE), strike price $15, expires 1/21/12	116	(5)
Cisco Systems, Inc. (CBOE), strike price $20, expires 1/21/12	126	(44)
Citigroup, Inc. (CBOE), strike price $3.50, expires 1/21/12	300	(4)
Citrix Systems, Inc. (CBOE), strike price $55, expires 1/21/12	11	(3)
Dolby Laboratories, Inc. (CBOE), strike price $55, expires 6/18/11	30	(20)
Flowserve Corp. (CBOE), strike price $95, expires 1/21/12	15	(5)
Intel Corp. (CBOE), strike price $19, expires 7/16/11	40	(3)
Lear Corp. (CBOE), strike price $47.50, expires 6/18/11	26	(7)
Marvell Technology Group Ltd. (CBOE), strike price $17.50, expires 1/21/12	106	(33)
National Oilwell Varco, Inc. (CBOE), strike price $60, expires 8/20/11	20	(3)
Procter & Gamble Co. (CBOE), strike price $55, expires 1/21/12	36	(7)
Skyworks Solutions, Inc. (CBOE), strike price $23, expires 5/21/11	40	— (c )
SMART Technologies, Inc. (CBOE), strike price $7.50, expires 5/21/11	76	(1)
Teva Pharmaceutical Industries Ltd. ADR (CBOE), strike price $52.50, expires 1/21/12	22	(13)
Vale S.A. ADR (CBOE), strike price $30, expires 1/21/12	76	(19)
Watson Pharmaceuticals, Inc. (CBOE), strike price $40, expires 1/21/12	25	(2)
Weatherford International Ltd. (CBOE), strike price $15, expires 1/21/12	58	(4)
Yahoo!, Inc. (CBOE), strike price $12.50, expires 1/19/13	40	(4)

		(211)

Total Options Written (premiums received—$796)		(940)

Total Investments, net of options written (cost—$9,715)—100.0%		12,121

Other assets less other liabilities—0.0%		— (c )

Net Assets—100.0%		$12,121

Notes to Schedule of Investments:

(a)	All or partial amount segregated segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Amount less than $500.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

UNIT—More than one class of securities traded together.

Transactions in options written for the nine months ended March 31, 2011 (amounts in thousands except for number of contracts):

	Contracts	Premiums Received
Options outstanding, June 30, 2010	3,496	$915
Options written	4,756	1,105
Options terminated in closing transactions	(1,678)	(441)
Options exercised	(764)	(278)
Options expired	(2,691)	(505)

Options outstanding, March 31, 2011	3,119	$796

Schedule of Investments

RCM Technology Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—92.7%

Automobiles—0.0%
Tesla Motors, Inc. (c)	21,000	$582

Chemicals—0.3%
Wacker Chemie AG	15,700	3,517

Communications Equipment—11.0%
Acme Packet, Inc. (c)	299,590	21,259
ADTRAN, Inc. (b)	895,215	38,011
Ciena Corp. (c)	100	3
HTC Corp.	19,057	744
JDS Uniphase Corp. (c)	100	2
Juniper Networks, Inc. (c)	240,000	10,099
Motorola Mobility Holdings, Inc. (c)	4,452	109
Motorola Solutions, Inc. (c)	5,088	227
Polycom, Inc. (c)	100	5
QUALCOMM, Inc.	221,440	12,142
Riverbed Technology, Inc. (b)(c)	1,606,467	60,483

		143,084

Computers & Peripherals—11.7%
Apple, Inc. (b)(c)	175,835	61,270
EMC Corp. (b)(c)	1,706,970	45,320
Hewlett-Packard Co.	840,900	34,452
NetApp, Inc. (c)	210,470	10,140
Smart Technologies, Inc. (c)	39,200	400

		151,582

Construction & Engineering—1.2%
Fluor Corp.	970	72
Quanta Services, Inc. (c)	711,250	15,953

		16,025

Diversified Consumer Services—0.0%
Coinstar, Inc. (c)	9,200	422

Diversified Telecommunication Services—0.0%
AT&T, Inc.	13,700	419

Electrical Equipment—0.6%
Cooper Industries PLC	118,560	7,694
Nidec Corp.	1,000	87

		7,781

Electronic Equipment, Instruments & Components—4.2%
Amphenol Corp., Class A	89,245	4,854
Hitachi Ltd.	5,413,000	28,178
Itron, Inc. (b)(c)	100	6
LG Display Co., Ltd.	100	3
LG Innotek Co., Ltd.	1,000	106
Samsung Electro-Mechanics Co., Ltd.	1,703	182
SFA Engineering Corp.	117,605	7,322

	Shares	Value* (000s)
TPK Holding Co., Ltd. (c)	451,000	$12,407
Wintek Corp. (c)	1,064,000	1,886

		54,944

Financial Services—0.1%
MasterCard, Inc., Class A	2,900	730

Health Care Technology—0.0%
athenahealth, Inc. (c)	1,000	45

Hotels, Restaurants & Leisure—0.9%
Ctrip.com International Ltd. ADR (c)	271,500	11,264

Internet & Catalog Retail—4.6%
Amazon.com, Inc. (b)(c)	190,090	34,241
E-Commerce China Dangdang, Inc. ADR (c)	100	2
NetFlix, Inc. (b)(c)	108,505	25,751

		59,994

Internet Software & Services—15.1%
Akamai Technologies, Inc. (c)	9,000	342
Alibaba.com Ltd.	1,000	2
Baidu, Inc. ADR (b)(c)	696,540	95,990
ChinaCache International Holdings Ltd. ADR (c)	100	2
Demand Media, Inc. (c)	2,464	58
eBay, Inc. (c)	666,860	20,699
Google, Inc., Class A (b)(c)	24,255	14,219
Netease.com ADR (c)	567,623	28,103
SINA Corp. (c)	334,705	35,827
Yahoo!, Inc. (c)	100	2

		195,244

IT Services—2.7%
Cognizant Technology Solutions Corp., Class A (b)(c)	427,330	34,785
Infosys Technologies Ltd. ADR	6,100	437

		35,222

Machinery—0.3%
Doosan Infracore Co., Ltd. (c)	154,000	4,282

Semiconductors & Semiconductor Equipment—17.2%
Aixtron SE	259,935	11,396
Analog Devices, Inc.	500,400	19,706
ASML Holding NV (c)	268,385	11,943
Atmel Corp. (c)	1,212,540	16,527
Avago Technologies Ltd.	415,975	12,937
Broadcom Corp., Class A (b)	248,255	9,776
Cirrus Logic, Inc. (c)	141,735	2,981
Cypress Semiconductor Corp. (c)	111,930	2,169
Epistar Corp.	4,000	15

Schedule of Investments

RCM Technology Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
First Solar, Inc. (c)	18,200	$2,927
Intel Corp.	100	2
KLA-Tencor Corp.	256,530	12,152
Lam Research Corp. (c)	275,795	15,626
NXP Semiconductor NV (c)	154,900	4,647
ON Semiconductor Corp. (c)	1,802,620	17,792
Rubicon Technology, Inc. (c)	100	3
Seoul Semiconductor Co., Ltd.	8,790	343
Skyworks Solutions, Inc. (c)	737,110	23,897
SMA Solar Technology AG	7,075	890
Spansion, Inc., Class A (c)	770,491	14,385
SunPower Corp., Class B (c)	2,148,700	35,819
Taiwan Semiconductor Manufacturing Co., Ltd.	232,694	557
Texas Instruments, Inc.	174,295	6,024
Veeco Instruments, Inc. (c)	100	5

		222,519

Software—22.8%
Activision Blizzard, Inc. (b)	26,900	295
Adobe Systems, Inc. (c)	1,000	33
Aspen Technology, Inc. (c)	653,000	9,788
Citrix Systems, Inc. (b)(c)	224,020	16,457
Informatica Corp. (c)	411,100	21,472
Intuit, Inc. (b)(c)	209,160	11,106
Longtop Financial Technologies Ltd. ADR (c)	850,050	26,709
Microsoft Corp. (b)	38,215	969
Oracle Corp. (b)	1,532,130	51,127
QLIK Technologies, Inc. (c)	778,570	20,243
Red Hat, Inc. (c)	100	5
Salesforce.com, Inc. (b)(c)	373,885	49,944
SuccessFactors, Inc. (b)(c)	924,743	36,148
TIBCO Software, Inc. (b)(c)	1,844,255	50,256
VanceInfo Technologies, Inc. ADR (c)	29,365	922

		295,474

Wireless Telecommunication Services—0.0%
American Tower Corp., Class A (c)	290	15

Total Common Stock (cost—$784,949)		1,203,145

EXCHANGE-TRADED FUNDS—0.1%
iShares FTSE / Xinhua A50 China Index	216,700	371
iShares MSCI Emerging Markets Index	100	5
Market Vectors Gold Miners	12,100	727

Total Exchange-Traded Funds (cost—$1,055)		1,103

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—2.7%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $34,898; collateralized by U.S. Treasury Notes, 2.875%, due 3/31/18, valued at $35,599 including accrued interest (cost—$34,898)	$34,898	$34,898

	Contracts
OPTIONS PURCHASED (c)—8.2%

Call Options—6.3%
ADTRAN, Inc. (CBOE), strike price $45, expires 8/20/11	6,000	1,620
Apple, Inc. (CBOE), strike price $220, expires 1/21/12	1,000	13,335
strike price $360, expires 1/21/12	36	127
Citrix Systems, Inc. (CBOE), strike price $65, expires 1/21/12	2,450	3,337
strike price $80, expires 1/21/12	1,370	973
Cypress Semiconductor Corp. (CBOE), strike price $12.50, expires 1/21/12	11,600	8,700
First Solar, Inc. (CBOE), strike price $160, expires 1/21/12	1,400	3,037
Google, Inc. (CBOE), strike price $675, expires 1/21/12	1,520	3,382
Intuit, Inc. (CBOE), strike price $50, expires 1/21/12	6,301	4,537
Netflix, Inc. (CBOE), strike price $125, expires 1/21/12	1,100	12,792
strike price $210, expires 1/21/12	23	126
strike price $240, expires 1/19/13	1,814	10,703
Polycom, Inc. (CBOE), strike price $45, expires 7/16/11	7,000	5,845
Quanta Services, Inc. (CBOE), strike price $25, expires 1/21/12	330	51
Texas Instruments, Inc. (CBOE), strike price $35, expires 1/21/12	8,200	2,378
TIBCO Software, Inc. (CBOE), strike price $20, expires 1/21/12	4,700	3,924
strike price $22.50, expires 1/21/12	240	151
Yahoo!, Inc. (CBOE), strike price $17.50, expires 1/19/13	22,376	6,511

		81,529

Schedule of Investments

RCM Technology Fund

March 31, 2011 (unaudited)

	Contracts	Value* (000s)
Put Options—1.9%
Corning, Inc. (CBOE), strike price $22, expires 8/20/11	28,040	$6,337
F5 Networks, Inc. (CBOE), strike price $110, expires 7/16/11	7,916	12,507
Powershares QQQ (CBOE), strike price $54, expires 4/16/11	26,000	338
strike price $54, expires 5/21/11	13,300	798
Technology Select Sector SPDR (CBOE), strike price $26, expires 6/18/11	62,000	5,332

		25,312

Total Options Purchased (cost—$75,880)		106,841

Total Investments, before options written and securities sold short (cost—$896,782)—103.7%		1,345,987

OPTIONS WRITTEN (c)—(5.6)%
Call Options—(3.0)%
Acme Packet, Inc. (CBOE), strike price $70, expires 8/20/11	63	(67)
strike price $75, expires 5/21/11	2,700	(1,145)
Activision Blizzard, Inc. (CBOE), strike price $11, expires 8/20/11	268	(20)
Akamai Technologies, Inc. (CBOE), strike price $45, expires 8/20/11	90	(15)
Amazon.com, Inc. (CBOE), strike price $145, expires 10/22/11	26	(108)
strike price $195, expires 7/16/11	2,000	(1,360)
Apple, Inc. (CBOE), strike price $360, expires 1/21/12	180	(635)
AT&T, Inc. (CBOE), strike price $25, expires 7/16/11	137	(77)
Baidu, Inc. ADR (CBOE), strike price $95, expires 6/18/11	50	(215)
strike price $115, expires 6/18/11	2,000	(5,010)
strike price $130, expires 6/18/11	1,400	(2,016)
Broadcom Corp. (CBOE), strike price $35, expires 8/20/11	48	(28)
strike price $39, expires 8/20/11	48	(18)
Cognizant Technology Solutions (CBOE), strike price $70, expires 4/16/11	1,200	(1,386)
strike price $75, expires 4/16/11	3,073	(2,083)
Coinstar, Inc. (CBOE), strike price $32.50, expires 1/21/12	92	(140)
Cree, Inc. (CBOE), strike price $67.50, expires 6/18/11	4,788	(58)
Ctrip.com International Ltd. ADR (CBOE), strike price $48, expires 6/18/11	2,715	(238)

	Contracts	Value* (000s)
strike price $50, expires 9/17/11	600	$(100)
Cypress Semiconductor Corp. (CBOE), strike price $21, expires 9/17/11	9,000	(1,305)
strike price $24, expires 6/18/11	3,720	(56)
EMC Corp. (CBOE), strike price $22, expires 7/16/11	181	(89)
F5 Networks, Inc. (CBOE), strike price $135, expires 7/16/11	5,674	(1,078)
strike price $140, expires 7/16/11	2,242	(314)
strike price $160, expires 4/16/11	5,000	(25)
First Solar, Inc. (CBOE), strike price $115, expires 6/18/11	29	(133)
Hewlett-Packard Co. (CBOE), strike price $38, expires 8/20/11	102	(45)
strike price $40, expires 8/20/11	47	(15)
strike price $40, expires 1/21/12	75	(32)
Informatica Corp. (CBOE), strike price $47.50, expires 6/18/11	2,510	(1,594)
strike price $52.50, expires 6/18/11	1,600	(512)
Infosys Technologies Ltd. ADR (CBOE), strike price $65, expires 7/16/11	61	(54)
Juniper Networks, Inc. (CBOE), strike price $30, expires 7/16/11	123	(152)
KLA-Tencor Corp. (CBOE), strike price $39, expires 6/18/11	100	(86)
Lam Research Corp. (CBOE), strike price $46, expires 9/17/11	84	(106)
Longtop Financial Technologies Ltd. ADR (CBOE), strike price $35, expires 9/17/11	5,730	(1,361)
Market Vectors Gold Miners ETF (CBOE), strike price $52, expires 6/18/11	121	(109)
MasterCard, Inc. (CBOE), strike price $200, expires 7/16/11	14	(78)
strike price $210, expires 7/16/11	5	(23)
NetApp, Inc. (CBOE), strike price $50, expires 9/17/11	82	(30)
Netease.com ADR (CBOE), strike price $39, expires 6/18/11	116	(126)
Netflix, Inc. (CBOE), strike price $200, expires 6/18/11	1,228	(5,403)
strike price $265, expires 6/18/11	1,300	(1,485)
Oracle Corp. (CBOE), strike price $29, expires 6/18/11	144	(66)
strike price $30, expires 6/18/11	67	(26)
Polycom, Inc. (CBOE), strike price $55, expires 7/16/11	3,000	(772)
strike price $55, expires 10/22/11	2,000	(892)
QUALCOMM, Inc. (CBOE), strike price $45, expires 7/16/11	70	(74)

Schedule of Investments

RCM Technology Fund

March 31, 2011 (unaudited)

	Contracts	Value* (000s)
Riverbed Technology, Inc. (CBOE), strike price $41, expires 6/18/11	4,000	$(840)
strike price $41, expires 9/17/11	4,000	(1,520)
strike price $45, expires 6/18/11	10,000	(1,060)
Salesforce.com, Inc. (CBOE), strike price $140, expires 8/20/11	47	(54)
SINA Corp. (CBOE), strike price $90, expires 6/18/11	2,233	(4,553)
Skyworks Solutions, Inc. (CBOE), strike price $25, expires 8/20/11	147	(123)
SMART Technologies, Inc. (CBOE), strike price $7.50, expires 8/20/11	392	(113)
Spansion, Inc. (CBOE), strike price $22.50, expires 8/20/11	205	(8)
SunPower Corp. (CBOE), strike price $10, expires 1/21/12	282	(202)
strike price $15, expires 6/18/11	154	(37)
Tesla Motors, Inc. (CBOE), strike price $21, expires 9/17/11	157	(126)

		(39,396)

Put Options—(2.6)%
ADTRAN, Inc. (CBOE), strike price $37, expires 8/20/11	6,000	(975)
Advanced Micro Devices, Inc. (CBOE), strike price $7, expires 7/16/11	251	(7)
Amazon.com, Inc. (CBOE), strike price $145, expires 10/22/11	1,260	(765)
Apple, Inc. (CBOE), strike price $180, expires 1/21/12	770	(127)
strike price $190, expires 1/21/12	400	(85)
strike price $310, expires 4/16/11	14	(1)
strike price $315, expires 1/21/12	36	(88)
Broadcom Corp. (CBOE), strike price $37, expires 5/21/11	114	(13)
Citrix Systems, Inc. (CBOE), strike price $50, expires 1/21/12	2,450	(478)
strike price $65, expires 1/21/12	1,370	(822)
Corning, Inc. (CBOE), strike price $18, expires 8/20/11	28,040	(1,710)
Cypress Semiconductor Corp. (CBOE), strike price $7.50, expires 1/21/12	11,600	(116)
F5 Networks, Inc. (CBOE), strike price $90, expires 7/16/11	3,958	(2,137)
strike price $95, expires 7/16/11	3,958	(2,929)
First Solar, Inc. (CBOE), strike price $105, expires 1/21/12	600	(360)
strike price $130, expires 1/21/12	1,400	(1,589)
Google, Inc. (CBOE), strike price $570, expires 1/21/12	1,520	(7,015)

	Contracts	Value* (000s)
Intuit, Inc. (CBOE), strike price $40, expires 1/21/12	6,301	$(850)
Marvell Technology Group Ltd. (CBOE), strike price $15, expires 8/20/11	7,750	(798)
Netflix, Inc. (CBOE), strike price $90, expires 1/21/12	1,650	(302)
strike price $160, expires 1/21/12	23	(28)
strike price $180, expires 1/19/13	1,814	(5,877)
Nokia Oyj ADR (CBOE), strike price $8, expires 7/16/11	330	(19)
Polycom, Inc. (CBOE), strike price $37.50, expires 7/16/11	3,500	(149)
strike price $40, expires 7/16/11	3,500	(236)
Powershares QQQ (CBOE), strike price $49, expires 4/16/11	38,000	(76)
Quanta Services, Inc. (CBOE), strike price $17.50, expires 1/21/12	330	(28)
Technology Select Sector SPDR (CBOE), strike price $23, expires 6/18/11	62,000	(1,302)
Tesla Motors, Inc. (CBOE), strike price $19, expires 9/17/11	150	(17)
Texas Instruments, Inc. (CBOE), strike price $25, expires 1/21/12	8,200	(570)
TIBCO Software, Inc. (CBOE), strike price $15, expires 1/21/12	4,700	(188)
strike price $17.50, expires 1/21/12	240	(16)
Vmware, Inc. (CBOE), strike price $75, expires 7/16/11	1,608	(619)
Yahoo!, Inc. (CBOE), strike price $12.50, expires 1/19/13	22,288	(2,463)
strike price $15, expires 1/19/13	88	(18)

		(32,773)

Total Options Written (premiums received—$90,534)		(72,169)

	Shares
SECURITIES SOLD SHORT—(5.2)%

Common Stock—(4.3)%
Building Products—(0.5)%
Asahi Glass Co., Ltd.	550,000	(6,920)

Chemicals—(0.0)%
Monsanto Co.	100	(7)
Mosaic Co.	100	(8)

		(15)

Communications Equipment—(0.3)%
Nokia Oyj ADR	42,770	(364)
Research In Motion Ltd. (c)	49,830	(2,819)

		(3,183)

Schedule of Investments

RCM Technology Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
Computers & Peripherals—(0.0)%
Logitech International S.A. (c)	5,200	$(94)
Western Digital Corp. (c)	9,400	(351)

		(445)

Electronic Equipment, Instruments & Components—(0.0)%
Corning, Inc.	5,155	(106)

Internet Software & Services—(0.0)%
Equinix, Inc. (c)	2,700	(246)

IT Services—(0.1)%
Teradata Corp. (c)	30,825	(1,563)

Semiconductors & Semiconductor Equipment—(2.3)%
Advanced Micro Devices, Inc. (c)	25,100	(216)
Cree, Inc. (c)	225,805	(10,423)
Marvell Technology Group Ltd. (c)	777,505	(12,090)
NVIDIA Corp. (c)	395,645	(7,304)
Q-Cells SE (c)	37,395	(161)

		(30,194)

Software—(1.1)%
Autonomy Corp. PLC (c)	28,660	(730)
VMware, Inc., Class A (c)	160,800	(13,112)

		(13,842)

Specialty Retail—(0.0)%
Best Buy Co., Inc.	5,985	(172)

Total Common Stock (proceeds—$60,676)		(56,686)

Exchange-Traded Funds—(0.9)%
SPDR S&P 500 ETF Trust, Ser. 1 (proceeds—$9,148)	83,500	(11,064)

Total Securities Sold Short (proceeds—$69,824)		(67,750)

Total Investments, net of options written and securities sold short (cost—$736,424) (a)—92.9%		1,206,068

Other assets less other liabilities—7.1%		91,867

Net Assets—100.0%		$1,297,935

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $23,521, representing 1.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	All or partial amount segregated for the benefit of the counterparty as collateral for options written and securities sold short.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

ETF—Exchange-Traded Fund

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

SPDR—Standard & Poor’s Depositary Receipts

Transactions in options written for the nine months ended March 31, 2011 (amounts in thousands except for number of contracts):

	Contracts	Premiums Received
Options outstanding, June 30, 2010	271,591	$62,932
Options written	1,219,660	244,036
Options terminated in closing transactions	(734,654)	(129,202)
Options exercised	(11,285)	(2,087)
Options expired	(431,579)	(85,145)

Options outstanding, March 31, 2011	313,733	$90,534

Schedule of Investments

RCM Wellness Fund

March 31, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.4%

Beverages—1.1%
Hansen Natural Corp. (c)	24,720	$1,489

Biotechnology—11.7%
AEterna Zentaris, Inc. (c)	820,000	1,599
Alexion Pharmaceuticals, Inc. (c)	20,700	2,043
Amgen, Inc. (c)	43,865	2,345
Anthera Pharmaceuticals, Inc. (c)	42,200	285
Codexis, Inc. (c)	13,170	156
Exact Sciences Corp. (c)	37,755	278
Keryx Biopharmaceuticals, Inc. (c)	124,300	622
Medivation, Inc. (c)	42,440	791
Sangamo Biosciences, Inc. (c)	45,965	383
Seattle Genetics, Inc. (c)	197,889	3,081
Sunesis Pharmaceuticals, Inc. (c)	361,535	701
United Therapeutics Corp. (c)	52,045	3,488

		15,772

Food & Staples Retailing—1.1%
United Natural Foods, Inc. (c)	32,985	1,478

Food Products—4.0%
Hain Celestial Group, Inc. (c)	72,630	2,344
Marine Harvest ASA	1,988,095	2,468
SunOpta, Inc. (c)	82,085	609

		5,421

Health Care Equipment & Supplies—19.1%
Cie Generale d’Optique Essilor International S.A.	20,330	1,508
Cooper Cos., Inc.	39,000	2,709
Covidien PLC	42,500	2,207
Edwards Lifesciences Corp. (c)	62,585	5,445
HeartWare International, Inc. (c)	8,080	691
Intuitive Surgical, Inc. (c)	7,820	2,608
Omega Pharma	23,313	1,122
Sirona Dental Systems, Inc. (c)	44,305	2,222
Sonova Holding AG	26,100	2,326
St. Jude Medical, Inc.	96,530	4,948

		25,786

Health Care Providers & Services—21.5%
AMERIGROUP Corp. (c)	25,515	1,639
Cardinal Health, Inc. (b)	135,255	5,563
Centene Corp. (c)	81,530	2,689
Express Scripts, Inc. (c)	100,170	5,570
Fresenius Medical Care AG & Co. KGaA	46,070	3,091
HCA Holdings, Inc. (c)	165,225	5,596
UnitedHealth Group, Inc. (b)	106,100	4,796

		28,944

Health Care Technology—2.1%
Cerner Corp. (c)	25,700	2,858

	Shares	Value* (000s)
Life Sciences Tools & Services—4.8%
Agilent Technologies, Inc. (c)	54,100	$2,423
Fluidigm Corp. (c)	29,740	425
Illumina, Inc. (c)	32,450	2,274
Thermo Fisher Scientific, Inc. (c)	24,655	1,370

		6,492

Personal Products—1.2%
Herbalife Ltd.	20,230	1,646

Pharmaceuticals—26.5%
Allergan, Inc.	75,170	5,339
Bayer AG	34,745	2,685
Genomma Lab Internacional SAB De C.V. (c)	451,300	1,021
Hikma Pharmaceuticals PLC	102,970	1,217
Mylan, Inc. (c)	68,065	1,543
Novartis AG	72,390	3,920
Novo Nordisk A/S, Class B	17,988	2,259
Perrigo Co.	30,475	2,423
Questcor Pharmaceuticals, Inc. (c)	59,200	853
Shire PLC	183,740	5,333
Teva Pharmaceutical Industries Ltd. ADR	118,285	5,934
Watson Pharmaceuticals, Inc. (c)	57,290	3,209

		35,736

Specialty Retail—2.2%
Fielmann AG	31,600	2,985

Textiles, Apparel & Luxury Goods—3.1%
Adidas AG	20,275	1,275
Lululemon Athletica, Inc. (c)	19,650	1,750
Peak Sport Products Co., Ltd.	1,628,000	1,116

		4,141

Total Common Stock (cost—$109,080)		132,748

	Units
WARRANTS—0.1%

Pharmaceuticals—0.1%
Sunesis Pharmaceuticals, Inc., expires 10/6/15 (c)(d) (cost—$126)	180,767	126

Schedule of Investments

RCM Wellness Fund

March 31, 2011 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—2.7%
State Street Bank & Trust Co., dated 3/31/11, 0.01%, due 4/1/11, proceeds $3,574; collateralized by Fannie Mae Discount Note, zero coupon, due 5/2/11, valued at $3,650 (cost—$3,574)	$3,574	$3,574

Total Investments before options written (cost—$112,780)—101.2%		136,448

	Contracts
OPTIONS WRITTEN (c)—(0.1)%

Put Options—(0.1)%
Merck & Co., Inc. (CBOE), strike price $34, expires 7/16/11 (premiums received—$126)	589	(123)

Total Investments net of options written (cost—$112,654) (a)—101.1%		136,325

Other liabilities in excess of other assets—(1.1)%		(1,460)

Net Assets—100.0%		$134,865

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $24,872 representing 18.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(c)	Non-income producing.
(d)	Fair Valued—Security with an aggregate value of $126, representing 0.1% of net assets.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

Transactions in options written for the nine months ended March 31, 2011 (amounts in thousands except for number of contracts):

	Contracts	Premiums Received
Options outstanding, June 30, 2010	2,120	$412
Options written	973	169
Options terminated in closing transactions	(112)	(61)
Options assigned	(464)	(112)
Options expired	(1,928)	(282)

Options outstanding, March 31, 2011	589	$126

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. Each Fund’s NAV is normally determined as of the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time each Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and these differences could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that each Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the nine months ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds — Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options Contracts — Options contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at March 31, 2011 in valuing each Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/11
AGIC Emerging Markets Opportunities:
Investments in Securities - Assets
Common Stock:
Brazil	$12,790	—	—		$12,790
China	1,847	$19,575	—		21,422
Colombia	669	—	—		669
Korea (Republic of)	942	23,228	—		24,170
Mexico	2,198	—	—		2,198
Peru	868	—	—		868
Russia	7,705	2,979	$2,565		13,249
All Other	—	52,952	—		52,952
Preferred Stock	5,481	—	—		5,481
Warrants	14	—	—		14
Repurchase Agreement	—	2,102	—		2,102

Total Investments	$32,514	$100,836	$2,565		$135,915

AGIC Global:
Investments in Securities - Assets
Common Stock:
Brazil	$1,369	—	—		$1,369
Canada	801	—	—		801
China	566	$672	$—	(a)	1,238
Denmark	709	—	—		709
Israel	672	—	—		672
United Kingdom	613	5,721	—		6,334
United States	15,724	—	—		15,724
All Other	—	14,839	—		14,839
Preferred Stock	—	519	—		519

Total Investments	$20,454	$21,751	$—	(a)	$42,205

(a) Peace Mark Holdings Ltd. is fair-valued at $0.

AGIC Growth:
Investments in Securities - Assets
Common Stock	$661,627	—	—		$661,627
Repurchase Agreement	—	$11,421	—		11,421

Total Investments	$661,627	$11,421	—		$673,048

AGIC Income & Growth:
Investments in Securities - Assets
Common Stock	$216,296	—	—		$216,296
Corporate Bonds & Notes:
Automotive	1,160	$9,479	—		10,639
Diversified Manufacturing	2,250	1,057	—		3,307
All Other	—	193,872	—		193,872
Convertible Bonds	—	176,866	—		176,866
Convertible Preferred Stock:
Diversified Financial Services	3,175	4,916	$43		8,134
Financial Services	585	2,922	—		3,507
Food Products	2,483	1,551	—		4,034
Household Durables	2,467	948	—		3,415
Insurance	2,894	402	—		3,296
IT Services	—	1,014	—		1,014
Oil & Gas	—	531	—		531
All Other	8,085	—	—		8,085
Short-Term Investments	—	32,886	—		32,886

Total Investments in Securities - Assets	$239,395	$426,444	$43		$665,882

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(856)	—	—		$(856)

Total Investments	$238,539	$426,444	$43		$665,026

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/11
AGIC International:
Investments in Securities - Assets
Common Stock:
Australia	$307	$3,611	—		$3,918
France	329	7,106	—		7,435
Germany	685	5,027	—		5,712
Hong Kong	673	4,843	—		5,516
Japan	2,036	19,901	—		21,937
Switzerland	1,545	1,602	—		3,147
United Kingdom	2,603	17,894	—		20,497
All Other	—	18,777	—		18,777
Preferred Stock	—	2,129	—		2,129
Repurchase Agreement	—	1,142	—		1,142

Total Investments	$8,178	$82,032	—		$90,210

AGIC Mid-Cap Growth:
Investments in Securities - Assets
Common Stock	$7,359	—	—		$7,359

AGIC Opportunity:
Investments in Securities - Assets
Common Stock	$334,633	—	—		$334,633
Repurchase Agreement	—	$2,744	—		2,744

Total Investments	$334,633	$2,744	—		$337,377

AGIC Pacific Rim:
Investments in Securities - Assets
Common Stock:
Australia	$623	$23,745	—		$24,368
China	2,219	4,872	—		7,091
Japan	2,855	60,944	—		63,799
Malaysia	1,607	1,635	—		3,242
Taiwan	1,658	5,493	—		7,151
United Kingdom	2,701	3,263	—		5,964
All Other	—	20,103	—		20,103
Repurchase Agreement	—	1,357	—		1,357

Total Investments	$11,663	$121,412	—		$133,075

AGIC Systematic Growth:
Investments in Securities - Assets
Common Stock	$23,814	—	—		$23,814
Repurchase Agreement	—	$226	—		226

Total Investments	$23,814	$226	—		$24,040

AGIC Target:
Investments in Securities - Assets
Common Stock	$349,848	—	—		$349,848
Repurchase Agreement	—	$12,930	—		12,930

Total Investments	$349,848	$12,930	—		$362,778

NFJ All-Cap Value:
Investments in Securities - Assets
Common Stock:
Oil, Gas & Consumable Fuels	$3,717	—	$—	(a)	$3,717
All Other	20,327	—	—		20,327
Preferred Stock	—	—	$—	(a)	$—	(a)

Total Investments	$24,044	—	$—	(a)	$24,044

(a)	Energy Coal Resources, Inc. is fair-valued at $0.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/11
NFJ Dividend Value:
Investments in Securities - Assets
Common Stock	$7,554,882	—	—	$7,554,882
Repurchase Agreement	—	$484,123	—	484,123

Total Investments	$7,554,882	$484,123	—	$8,039,005

NFJ International Value:
Investments in Securities - Assets
Common Stock:
China	$46,302	$18,056	—	$64,358
Hong Kong	—	60,947	—	60,947
Japan	180,327	22,165	—	202,492
Switzerland	56,590	35,446	—	92,036
All Other	1,499,886	—	—	1,499,886
Repurchase Agreement	—	70,291	—	70,291

Total Investments	$1,783,105	$206,905	—	$1,990,010

NFJ Large-Cap Value:
Investments in Securities - Assets
Common Stock	$1,263,748	—	—	$1,263,748
Repurchase Agreement	—	$34,078	—	34,078

Total Investments	$1,263,748	$34,078	—	$1,297,826

NFJ Mid-Cap Value:
Investments in Securities - Assets
Common Stock	$12,891	—	—	$12,891
Repurchase Agreement	—	$139	—	139

Total Investments	$12,891	$139	—	$13,030

NFJ Renaissance:
Investments in Securities - Assets
Common Stock	$823,855	—	—	$823,855
Repurchase Agreement	—	$20,024	—	20,024

Total Investments	$823,855	$20,024	—	$843,879

NFJ Small-Cap Value:
Investments in Securities - Assets
Common Stock	$7,619,417	—	—	$7,619,417
Mutual Funds	106,510	—	—	106,510
Repurchase Agreement	—	$374,957	—	374,957

Total Investments	$7,725,927	$374,957	—	$8,100,884

RCM Disciplined International Equity:
Investments in Securities - Assets
Common Stock:
France	$465	$3,509	—	$3,974
Israel	632	—	—	632
Spain	779	1,079	—	1,858
Sweden	352	604	—	956
All Other	—	34,677	—	34,677

Total Investments	$2,228	$39,869	—	$42,097

RCM Global Resources:
Investments in Securities - Assets
Common Stock:
Australia	—	$1,704	—	$1,704
Denmark	—	1,010	—	1,010
France	—	655	—	655
Luxembourg	$679	887	—	1,566
United Kingdom	620	7,250	—	7,870
All Other	51,002	—	—	51,002
Repurchase Agreement	—	997	—	997

Total Investments	$52,301	$12,503	—	$64,804

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/11
RCM Global Small-Cap:
Investments in Securities - Assets
Common Stock:
Australia	—	$875	—		$875
Austria	$517	1,021	—		1,538
China	760	1,001	$—	(a)	1,761
Denmark	—	402	—		402
Finland	515	2,163	—		2,678
Germany	269	2,435	—		2,704
Hong Kong	—	1,275	—		1,275
Italy	—	479	—		479
Japan	—	8,179	—		8,179
Korea (Republic of)	—	1,076	—		1,076
Netherlands	—	1,340	—		1,340
Norway	—	1,014	—		1,014
Philippines	—	392	—		392
Sweden	943	1,260	—		2,203
Switzerland	1,521	1,616	—		3,137
Taiwan	368	715	—		1,083
United Kingdom	—	6,037	—		6,037
All Other	56,638	—	—		56,638
Preferred Stock	404	—	—		404
Repurchase Agreement	—	1,983	—		1,983

Total Investments	$61,935	$33,263	$—	(a)	$95,198

(a) Peace Mark Holdings Ltd. is fair-valued at $0.

RCM Large-Cap Growth:
Investments in Securities - Assets
Common Stock	$465,185	—	—		$465,185
Repurchase Agreement	—	$8,164	—		8,164

Total Investments	$465,185	$8,164	—		$473,349

RCM Mid-Cap:
Investments in Securities - Assets
Common Stock	$79,845	—	—		$79,845
Repurchase Agreement	—	$1,699	—		1,699

Total Investments	$79,845	$1,699	—		$81,544

RCM Strategic Growth:
Investments in Securities - Assets
Common Stock	$12,255	—	—		$12,255
Repurchase Agreement	—	$545	—		545
Options Purchased:
Market Price	261	—	—		261

Total Investments in Securities - Assets	$12,516	$545	—		$13,061

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(938)	$(2)	—		$(940)

Total Investments	$11,578	$543	—		$12,121

	Level 1 - Quoted Price	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/11
RCM Technology:
Investments in Securities - Assets
Common Stock:
Chemicals	—	$3,517	—	$3,517
Communications Equipment	$142,340	744	—	143,084
Electrical Equipment	7,694	87	—	7,781
Electronic Equipment, Instruments & Components	45,445	9,499	—	54,944
Internet Software & Services	195,242	2	—	195,244
Machinery	—	4,282	—	4,282
Semiconductors & Semiconductor Equipment	209,318	13,201	—	222,519
All Other	571,774	—	—	571,774
Exchange-Traded Funds	1,103	—	—	1,103
Repurchase Agreement	—	34,898	—	34,898
Options Purchased:
Market Price	106,841	—	—	106,841

Total Investments in Securities - Assets	$1,279,757	$66,230	—	$1,345,987

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(72,144)	$(25)	—	$(72,169)
Securities Sold Short, at value:
Building Products	—	(6,920)	—	(6,920)
Semiconductors & Semiconductor Equipment	(30,033)	(161)	—	(30,194)
Software	(13,112)	(730)	—	(13,842)
All Other	(16,794)	—	—	(16,794)

Total Investments in Securities - Liabilities	$(132,083)	$(7,836)	—	$(139,919)

Total Investments	$1,147,674	$58,394	—	$1,206,068

RCM Wellness:
Investments in Securities - Assets
Common Stock:
Food Products	$2,953	$2,468	—	$5,421
Health Care Equipment & Supplies	24,278	1,508	—	25,786
Health Care Providers & Services	25,853	3,091	—	28,944
Pharmaceuticals	20,322	15,414	—	35,736
Textiles, Apparel & Luxury Goods	1,750	2,391	—	4,141
All Other	32,720	—	—	32,720
Warrants	—	—	$126	126
Repurchase Agreement	—	3,574	—	3,574

Total Investments in Securities - Assets	$107,876	$28,446	$126	$136,448

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(123)	—	—	$(123)

Total Investments	$107,753	$28,446	$126	$136,325

There were no significant transfers between Levels 1 and 2 during the nine months ended March 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended March 31, 2011, was as follows (amounts in thousands):

	Beginning Balance 6/30/10		Net Purchases (Sales) and Settlements	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Ending Balance 3/31/11
AGIC Emerging Markets Opportunities:
Investments in Securities - Assets
Common Stock:
Kuwait	$82		$(48)	$(904)	$870	—	—
Russia	—		488	—	57	$2,020	$2,565

Total Investments	$82		$440	$(904)	$927	$2,020	$2,565

* Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

The net change in unrealized appreciation/depreciation of Level 3 investments which AGIC Emerging Markets Opportunities held at March 31, 2011 was $57.
AGIC Global:
Investments in Securities - Assets
Common Stock:
China	$—	(a)	—	—	—	—	$—	(a)

(a) Peace Mark Holdings Ltd. is fair-valued at $0.

There was no net change in unrealized appreciation/depreciation of Level 3 investments which AGIC Global held at March 31, 2011.

AGIC Income & Growth:
Investments in Securities - Assets
Convertible Preferred Stock:
Diversified Financial Services	$43		—	—	—	—	$43

There was no net change in unrealized appreciation/depreciation of Level 3 investments which AGIC Income & Growth held at March 31, 2011.

NFJ All-Cap Value:
Investments in Securities - Assets
Common Stock:
Oil, Gas & Consumable Fuels	$—	(a)	—	—	—	—	$—	(a)
Preferred Stock	—	(a)	—	—	—	—	—	(a)

Total Investments	$—	(a)	—	—	—	—	$—	(a)

(a) Energy Coal Resources, Inc. is fair-valued at $0.

There was no net change in unrealized appreciation/depreciation of Level 3 investments which NFJ All-Cap Value held at March 31, 2011.

RCM Global Small-Cap:
Investments in Securities - Assets
Common Stock:
China	$—	(a)	—	—	—	—	$—	(a)

(a) Peace Mark Holdings Ltd. is fair-valued at $0.

There was no net change in unrealized appreciation/depreciation of Level 3 investments which RCM Global Small-Cap held at March 31, 2011.

RCM Wellness:
Investments in Securities - Assets
Warrants	—		$126	—	—	—	$126

There was no net change in unrealized appreciation/depreciation of Level 3 investments which RCM Wellness held at March 31, 2011.

At March 31, 2011, the aggregate cost and the net unrealized appreciation of investments for federal income tax purposes were as follows (amounts in thousands):

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
AGIC Emerging Markets Opportunities	$106,666	$31,131	$1,882	$29,249
AGIC Global	32,818	10,398	1,011	9,387
AGIC Growth	532,002	142,308	1,262	141,046
AGIC Income & Growth	651,454	22,843	8,415	14,428
AGIC International	79,899	11,175	864	10,311
AGIC Mid-Cap Growth	6,174	1,316	131	1,185
AGIC Opportunity	270,602	72,919	6,144	66,775
AGIC Pacific Rim	114,132	22,984	4,041	18,943
AGIC Systematic Growth	19,937	4,361	258	4,103
AGIC Target	271,187	92,969	1,378	91,591
NFJ All-Cap Value	22,915	2,768	1,639	1,129
NFJ Dividend Value	7,436,402	982,273	379,670	602,603
NFJ International Value	1,708,651	309,552	28,193	281,359
NFJ Large-Cap Value	1,128,414	191,518	22,106	169,412
NFJ Mid-Cap Value	11,892	1,437	299	1,138
NFJ Renaissance	641,410	206,636	4,167	202,469
NFJ Small-Cap Value	5,851,589	2,374,717	125,422	2,249,295
RCM Disciplined International Equity	37,427	6,672	2,002	4,670
RCM Global Resources	51,278	13,647	121	13,526
RCM Global Small-Cap	74,350	22,518	1,670	20,848
RCM Large-Cap Growth	377,518	103,514	7,683	95,831
RCM Mid-Cap	65,547	16,903	906	15,997
RCM Strategic Growth	10,651	2,641	231	2,410
RCM Technology	925,225	443,297	22,535	420,762
RCM Wellness	113,401	24,944	1,897	23,047

The difference, if any, between book and tax cost was attributable to wash sales and/or the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Brian S. Shlissel
President

Date: May 24, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President

Date: May 24, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 24, 2011